======================================================
                                            SEC FILE NOS. 33-5270
                                                          811-4653
======================================================
               SECURITIES AND EXCHANGE COMMISSION
                  WASHINGTON, D.C. 20549

                       FORM N-1A
                REGISTRATION STATEMENT
                        UNDER
              THE SECURITIES ACT OF 1933
            POST-EFFECTIVE AMENDMENT NO. 13
               REGISTRATION STATEMENT
                        UNDER
           THE INVESTMENT COMPANY ACT OF 1940
                 AMENDMENT NO. 12

         THE AMERICAN FUNDS TAX-EXEMPT SERIES I
    (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
             1101 VERMONT AVENUE, N.W.
            WASHINGTON, D.C. 20005
    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

 REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                 (202) 842-5665

                 HARRY J. LISTER
        WASHINGTON MANAGEMENT CORPORATION
          1101 VERMONT AVENUE, N.W.
             WASHINGTON, D.C. 20005
     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                  COPIES TO:
            J. JUDE O'DONNELL, ESQ.
    THOMPSON, O'DONNELL, MARKHAM, NORTON & HANNON
          805 FIFTEENTH STREET, N.W.
           WASHINGTON, D.C. 20005
         (COUNSEL FOR THE REGISTRANT)

  THE REGISTRANT HAS FILED A DECLARATION PURSUANT TO RULE 24F-2
  REGISTERING AN INDEFINITE NUMBER OF SHARES UNDER THE SECURITIES ACT OF 1933. ON OR ABOUT SEPTEMBER 25, 1997 IT FILED ITS 24F-2 NOTICE FOR FISCAL 1997.

               APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

|X|  IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE ON NOVEMBER 15,
1997,
        PURSUANT TO PARAGRAPH (A) OF RULE 485.


                     THE AMERICAN FUNDS TAX-EXEMPT SERIES I
                            CROSS REFERENCE SHEET

ITEM NUMBER                                    CAPTIONS IN PROSPECTUS (PART "A")
OF PART "A"
OF FORM N-1A

1.  Cover Page...............................................   Cover Page

2.  Synopsis ..................................................   Summary of Expenses

3.  Condensed Financial Information ...................   Financial Highlights

4.  General Description of Registrant ...................   Investment Policies and Risks;
                                             Securities and Investment Techniques;
                                             Fund Organization and Management

5.  Management of the Fund .............................   Financial Highlights; Securities
                                             and Investment Techniques; Multiple
                                             Portfolio Counselor System; Fund
                                             Organization and Management

6.  Capital Stock and Other Securities ..................   Investment Policies and Risks; Securities
                                             and Investment Techniques; Fund Organization and Management; Dividends, Distributions
and Taxes

7.  Purchase of Securities Being Offered ...............   Purchasing Shares

8.  Redemption or Repurchase ...........................   Selling Shares

9.  Legal Proceedings ......................................   N/A


__________

ITEM NUMBER                                  CAPTIONS IN STATEMENT OF
OF PART "B"                                    ADDITIONAL INFORMATION (PART "B")
OF FORM N-1A

10.  Cover Page .............................................   Cover

11.  Table of Contents .....................................   Table of Contents

12.  General Information and History ..................   Fund Organization and Management
                                             (Part "A")

13.  Investment Objectives and Policies ...............   Investment Restrictions

14.  Management of the Registrant .....................   Trust Officers and Trustees, including
                                             Trustee Compensation; Management

15.  Control Persons and Principal           Trust Officers and Trustees
               Holders of Securities .........................

16.  Investment Advisory and Other           Management
  Services ....................................

17.  Brokerage Allocation and

                    Other Practices ............................   Execution of Portfolio Transactions

18.  Capital Stock and Other Securities ..............   None

19.  Purchase, Redemption and Pricing        Purchase of Shares; Shareholder Account
 of Securities Being Offered ....................   Services and Privileges; Redeeming Shares

20.  Tax Status ..............................................   Dividends, Distributions and Taxes

21.  Underwriters ...........................................   Management -- Principal Underwriter

22.  Calculation of Performance Data .................   Investment Results

23.  Financial Statements ..................................   Financial Statements


_____________
ITEM IN PART "C"
OF FORM N-1-A
24.  Financial Statements and Exhibits
25.  Persons Controlled by or Under Common Control with Registrant
26.  Number of Holders of Securities
27.  Indemnification
28.  Business and Other Connections of Investment Adviser
29.  Principal Underwriters
30.  Location of Accounts and Records
31.  Management Services
32.  Undertakings

Signature Page

                     [LOGO OF THE AMERICAN FUNDS GROUP(R)]

                    The American Funds Tax-Exempt Series I

--------------------------------------------------------------------------------


                       The Tax-Exempt Fund of Maryland(R)
                       The Tax-Exempt Fund of Virginia(R)

                                   Prospectus



                               NOVEMBER 15, 1997

THE AMERICAN FUNDS TAX-EXEMPT SERIES I
THE TAX-EXEMPT FUND OF MARYLAND
THE TAX-EXEMPT FUND OF VIRGINIA
1101 Vermont Avenue, N.W.
Washington, DC 20005

--------------------------------------------------------------------------------
TABLE OF CONTENTS

Expenses                                          3
 ...................................................
Financial Highlights                              4
 ...................................................
Investment Policies and Risks                     5
 ...................................................
Securities and Investment Techniques              6
 ...................................................
Multiple Portfolio Counselor System               9
 ...................................................
Investment Results                               10
 ...................................................
Dividends, Distributions and Taxes               12
 ...................................................
Fund Organization and Management                 14
 ...................................................
Shareholder Services                             17

--------------------------------------------------------------------------------

The American Funds Tax-Exempt Series I (the "Trust") is a fully managed, diversified, open-end investment company consisting of two separate series, The Tax-Exempt Fund of Maryland (the "Maryland Fund") and The Tax-Exempt Fund of Virginia (the "Virginia Fund"). Except where the context indicates otherwise, references to the "fund" apply to each of these two tax-exempt bond funds.

The fund's investment objective is to provide investors with a high level of current income exempt from federal and the respective state's (Maryland or Virginia) income taxes. Consistent with this primary objective is the additional objective of preservation of capital. It seeks to achieve its objectives by investing primarily in investment grade tax-exempt securities issued by the respective state (Maryland or Virginia), its political subdivisions, municipalities and public authorities.

This prospectus presents information you should know before investing in the fund. You should keep it on file for future reference.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME. YOUR INVESTMENT IN THE FUND IS NOT A DEPOSIT OR OBLIGATION OF, OR INSURED OR GUARANTEED BY, ANY ENTITY OR PERSON INCLUDING THE U.S. GOVERNMENT AND THE FEDERAL DEPOSIT INSURANCE CORPORATION.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

24/25-010-1197

--------------------------------------------------------------------------------
2    THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS
--------------------------------------------------------------------------------

===============================================================================

-------------------------------------------------------------------------------

EXPENSES
The effect of the expenses described below is reflected in the fund's share price or return.

You may pay certain shareholder transaction expenses when you buy or sell shares of the fund. Fund operating expenses are paid out of the fund's assets and are factored into its share price.

SHAREHOLDER TRANSACTION EXPENSES

                                     MARYLAND   VIRGINIA
                                       FUND       FUND
                                     --------   --------
Maximum sales charge on purchases
(as a percentage of offering price)   4.75%        4.75%
 ................................................................................

SALES CHARGES ARE REDUCED OR ELIMINATED FOR LARGER PURCHASES. There is no sales charge on reinvested dividends, and no deferred sales charge or redemption or exchange fees. A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases without a sales charge.

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets for the fiscal period ended July 31,
1997)
--------------------------------------------------------------------------------

                                     MARYLAND   VIRGINIA
                                       FUND       FUND
                                     --------   --------
Management fees                       0.45%     0.44%
 ................................................................................
12b-1 expenses                        0.24%/1/  0.25%/1/
 ................................................................................
Other expenses                        0.13%     0.12%
 ................................................................................
Total fund operating expenses         0.82%     0.81%

   /1/ 12b-1 expenses may not exceed 0.25% of the fund's average net assets annually. Due to these distribution expenses, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

EXAMPLES

Assuming a hypothetical annual return of 5% and shareholder transaction and operating expenses as described above, for every $1,000 you invested you would pay the following total expenses over the following periods:
--------------------------------------------------------------------------------

                                     MARYLAND   VIRGINIA
                                       FUND       FUND
                                     --------   --------
One year                               $ 55       $ 55
 ................................................................................
Three years                            $ 72       $ 72
 ................................................................................
Five years                             $ 91       $ 90
 ................................................................................
Ten years                              $144       $143

THESE EXAMPLES ARE NOT MEANT TO REPRESENT YOUR ACTUAL INVESTMENT RESULTS OR EXPENSES, WHICH MAY VARY. YOUR EXPENSES WILL BE LESS IF YOU QUALIFY TO PURCHASE SHARES AT A REDUCED OR NO SALES CHARGE.

--------------------------------------------------------------------------------
                        THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS    3
--------------------------------------------------------------------------------

===============================================================================

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The following information has been audited by Price Waterhouse LLP, independent accountants. These tables should be read together with the financial statements which are included in the statement of additional information and annual report.

SELECTED PER-SHARE DATA--THE TAX-EXEMPT FUND OF MARYLAND

                                                     YEARS ENDED JULY 31
                                                     ...................
                          1997    1996    1995    1994    1993    1992    1991    1990     1989       1988
                         -------------------------------------------------------------------------------------
Net asset value,
beginning of year        $15.39  $15.29  $15.00  $15.53  $15.22  $14.29  $14.12  $14.22     $13.53     $13.46
--------------------------------------------------------------------------------------------------------------
INCOME FROM
INVESTMENT
OPERATIONS:
Net investment
income                      .79     .80     .80     .76     .79     .83     .85     .83        .85        .85
 ..............................................................................................................
Net realized and
unrealized gain
(loss) on investments       .63     .10    .29     (.53)    .31     .93    .17     (.10)       .69       .07
 ..............................................................................................................
Total income from
investment
operations                 1.42     .90    1.09     .23    1.10    1.76    1.02     .73       1.54        .92
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
investment income          (.79)   (.80)   (.80)   (.76)   (.79)   (.83)   (.85)   (.83)      (.85)      (.85)
 ..............................................................................................................
Distribution from
net realized gains         --       --      --     --       --      --      --      --        --       (.0015)
 ..............................................................................................................
Total distributions      (.7900) (.8000) (.8000) (.7600) (.7900) (.8300) (.8500) (.8300)    (.8500)    (.8515)
 ..............................................................................................................
Net asset value, end of
year                     $16.02  $15.39  $15.29  $15.00  $15.53  $15.22  $14.29  $14.12     $14.22     $13.53
 ..............................................................................................................
Total return /1/          9.52%   5.95%   7.58%   1.42%   7.44%  12.72%   7.44%   5.35%     11.76%      7.18%
--------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA:
Net assets, end of
year (in millions)          $87     $80     $75     $75     $64     $48     $35     $31        $29        $26
 ..............................................................................................................
Ratio of expenses
to average net assets      .82%    .81%    .78%    .75%    .83%    .91%    .94%    .99%   .98% /2/   .61% /2/
 ..............................................................................................................
Ratio of net income
to average net assets     5.08%   5.14%   5.38%   4.90%   5.12%   5.60%   5.98%   5.89%  6.12% /2/  6.35% /2/
 ..............................................................................................................
Portfolio
turnover rate            15.27%  16.01%  20.91%  10.01%   9.05%   8.11%   0.88%  21.75%      7.82%     22.89%

/1/ Excludes maximum sales charge of 4.75%.
/2/ Net of fees waived where expenses were borne by the Business Manager and the Investment Adviser.

--------------------------------------------------------------------------------
4    THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS
--------------------------------------------------------------------------------

===============================================================================


SELECTED PER-SHARE DATA--THE TAX-EXEMPT FUND OF VIRGINIA

                                                    YEARS ENDED JULY 31
                                                    ...................
                          1997    1996    1995    1994    1993    1992    1991    1990     1989      1988
                         -----------------------------------------------------------------------------------
Net asset value,
beginning of year        $15.77  $15.79  $15.49  $16.01  $15.72  $14.75  $14.50  $14.55    $13.86    $13.91
------------------------------------------------------------------------------------------------------------
INCOME FROM
INVESTMENT
OPERATIONS:
Net investment
income                      .80     .81     .83     .80     .82     .85     .87     .87       .87       .87
 ............................................................................................................
Net realized and
unrealized gain
(loss) on investments       .60     .03    .30     (.52)    .29     .97    .25     (.05)      .69      (.05)
 ............................................................................................................
Total income from
investment
operations                 1.40     .84    1.13     .28    1.11    1.82    1.12     .82      1.56       .82
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
investment income          (.80)   (.81)   (.83)   (.80)   (.82)   (.85)   (.87)   (.87)     (.87)     (.87)
 ............................................................................................................
Distribution from
net realized gains         --      (.05)    --     --       --      --      --      --       --      (.0016)
 ............................................................................................................
Total distributions      (.8000) (.8600) (.8300) (.8000) (.8200) (.8500) (.8700) (.8700)   (.8700)   (.8716)
 ............................................................................................................
Net asset value, end of
year                     $16.37  $15.77  $15.79  $15.49  $16.01  $15.72  $14.75  $14.50    $14.55    $13.86
 ............................................................................................................
Total return /1/          9.10%   5.47%   7.56%   1.74%   7.29%  12.80%   8.01%   5.87%    11.60%     6.26%
------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA:
Net assets, end of
year (in millions)         $101     $90     $92     $93     $80     $57     $39     $34       $29       $24
 ............................................................................................................
Ratio of expenses
to average net assets      .81%    .79%    .79%    .78%    .84%    .93%    .97%    .99%   .98%/2/   .61%/2/
 ............................................................................................................
Ratio of net income
to average net assets     4.99%   5.11%   5.37%   5.04%   5.18%   5.61%   6.00%   6.04%  6.10%/2/  6.38%/2/
 ............................................................................................................
Portfolio
turnover rate            18.41%  27.34%  32.18%   2.36%   4.96%   6.84%  13.60%  35.37%     9.90%    18.50%

/1/ Excludes maximum sales charge of 4.75%.
/2/ Net of fees waived where expenses were borne by the Business Manager and the
    Investment Adviser.
--------------------------------------------------------------------------------
   INVESTMENT POLICIES AND RISKS
The fund's investment objective is to provide shareholders with a high level of current income exempt from federal and the respective state (Maryland or Virginia) income taxes. Consistent with this primary objective is the additional objective of preserving the fund's capital.

Under normal market conditions, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from

--------------------------------------------------------------------------------
                        THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS    5
--------------------------------------------------------------------------------

===============================================================================


both federal and the respective state (Maryland or Virginia) income taxes. The assets of the fund will be invested primarily in securities rated at the time of purchase within the four highest categories for bonds and the two highest categories for notes and commercial paper by either Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") or in securities that are unrated but determined to be of comparable quality by Capital Research and Management Company, the fund's investment adviser. Up to 20% of the fund's assets may be invested in tax-exempt bonds rated Ba and BB or below (or in comparable unrated tax-exempt securities). The fund may invest up to 20% of assets in certain tax-exempt securities believed to pay interest constituting an item of tax preference subject to alternative minimum taxes; therefore, while the fund's distributions are not subject to regular federal income tax, a portion may be included in determining a shareholder's federal alternative minimum tax. MORE INFORMATION ON THE FUND'S INVESTMENT POLICIES IS CONTAINED IN ITS STATEMENT OF ADDITIONAL INFORMATION.

The fund's fundamental investment restrictions (which are described in the statement of additional information) and objectives may not be changed without shareholder approval.

ACHIEVEMENT OF THE FUND'S INVESTMENT OBJECTIVE CANNOT, OF COURSE, BE ASSURED
DUE TO THE RISK OF CAPITAL LOSS FROM FLUCTUATING PRICES INHERENT IN ANY INVESTMENT IN SECURITIES.
--------------------------------------------------------------------------------
   SECURITIES AND INVESTMENT TECHNIQUES

DEBT SECURITIES

Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values.

The prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, their prices decline when interest rates rise and vice versa.

The fund may invest up to 20% of its total assets in debt securities rated Ba and BB or below by Moody's or S&P or in unrated securities that are determined to be of equivalent quality. These securities are commonly known as "high-yield, high-risk" or "junk" bonds and are described by the rating agencies as speculative. These securities are subject to greater risk of default and can significantly decline in price, particularly in periods of general economic

--------------------------------------------------------------------------------
6    THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS
--------------------------------------------------------------------------------

===============================================================================


difficulty. It may be more difficult to dispose of, or to determine the value of, high-yield, high-risk bonds. The fund's high-yield, high-risk securities may be rated as low as Ca or CC which are described by the rating agencies as "speculative in a high degree; often in default or [having] other marked shortcomings." See the statement of additional information for a complete description of the ratings.

Capital Research and Management Company attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer as well as by monitoring broad economic trends and corporate and legislative developments.

The average monthly composition of the fund's portfolio based on the higher of Moody's or S&P ratings for the fiscal year ended July 31, 1997 was as follows:
--------------------------------------------------------------------------------

                                     MARYLAND   VIRGINIA
                                       FUND       FUND
                                     --------   --------
Aaa/AAA                                38.14%    39.74%
 ................................................................................
Aa/AA                                  19.58%    36.89%
 ................................................................................
A/A                                    16.09%     9.10%
 ................................................................................
Baa/BBB                                 10.42%    8.12%
 ................................................................................
Non-rated                               12.43%    2.81%

Some or all of these non-rated securities were determined to be equivalent to securities rated by Moody's or S&P as follows:
--------------------------------------------------------------------------------
Baa/BBB                                  3.04%      --
 ................................................................................
Ba/BB                                    5.17%    2.81%
 ................................................................................
B/B                                      4.32%      --

Money market instruments and cash made up an average of 3.24% and 3.34% of the Maryland and Virginia portfolios, respectively.

MUNICIPAL BONDS

Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. The interest on these obligations is generally not included in gross income for federal income tax purposes. Opinions relating to the validity of municipal bonds and to the exclusion from gross income for federal income tax purposes and, where applicable, the exemption from state and local income tax are rendered by bond counsel to the respective issuing authorities at the time of issuance.

--------------------------------------------------------------------------------
                        THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS    7
--------------------------------------------------------------------------------

===============================================================================


The two principal classifications of municipal bonds are general obligation and limited obligation, or revenue, bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. Limited obligation or revenue bonds are secured by the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund which may also be used to make principal and interest payments on the issuer's obligations.

There are, in addition, a variety of hybrid and special types of municipal obligations, such as zero coupon and pre-funded bonds, as well as numerous differences in the security of municipal bonds, both within and between the two primary classifications described above.

The amount of information about the financial condition of an issuer of municipal bonds may not be as extensive as that which is made available by corporations whose equity securities are publicly traded.

FORWARD COMMITMENTS

The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the securities beginning on the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

VARIABLE AND FLOATING RATE OBLIGATIONS

The fund may invest in variable and floating rate obligations which have interest rates that are adjusted at designated intervals, or whenever there are changes in the market rates of interest on which the interest rates are based. The rate adjustment feature tends to limit the extent to which the market value of the obligation will fluctuate.

MATURITY

There are no restrictions on the maturity composition of the portfolio, although it is anticipated that the fund normally will be invested substantially in securities with maturities in excess of three years.

--------------------------------------------------------------------------------
8    THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS
--------------------------------------------------------------------------------

===============================================================================


SPECIAL CONSIDERATIONS

Because the fund will invest primarily in securities issued by a single state, its political subdivisions, municipalities and public authorities, the fund is more susceptible to factors adversely affecting issuers of Maryland or Virginia securities than would be a comparable municipal bond mutual fund which has not concentrated in issuers in a single state.

--------------------------------------------------------------------------------
MULTIPLE PORTFOLIO COUNSELOR SYSTEM

The basic investment philosophy of Capital Research and Management Company is to seek fundamental values at reasonable prices, using a system of multiple portfolio counselors in managing mutual fund assets. Under this system the portfolio of the fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested (within the limits provided by the fund's objective and policies and by Capital Research and Management Company's investment committee). In addition, Capital Research and Management Company's research professionals make investment decisions with respect to a portion of the fund's portfolio. The primary individual portfolio counselors for the fund are listed on following page.

--------------------------------------------------------------------------------
                        THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS    9
--------------------------------------------------------------------------------

===============================================================================


                                                            YEARS OF EXPERIENCE AS
                                                           INVESTMENT PROFESSIONAL
                                                                (APPROXIMATE)
                                                          ..........................
   PORTFOLIO                                               WITH CAPITAL
COUNSELORS FOR                     YEARS OF EXPERIENCE AS  RESEARCH AND
 THE AMERICAN                        PORTFOLIO COUNSELOR    MANAGEMENT
  FUNDS TAX-                       FOR THE AMERICAN FUNDS   COMPANY OR
EXEMPT SERIES I  PRIMARY TITLE(S)   TAX-EXEMPT SERIES I   ITS AFFILIATES TOTAL YEARS
------------------------------------------------------------------------------------
MARK R.          Vice              3 years                4 years        12 years
MACDONALD        President--
                 Investment
                 Management
                 Group, Capital
                 Research and
                 Management
                 Company
------------------------------------------------------------------------------------
DAVID A.         Vice President,   4 years                6 years        10 years
HOAG             Capital
(MARYLAND        Research
ONLY)            Company*
------------------------------------------------------------------------------------
BRENDA S.        Vice President,   4 years                6 years        8 years
ELLERIN          Capital
(VIRGINIA        Research
ONLY)            Company*
------------------------------------------------------------------------------------

* A wholly owned subsidiary of Capital Research and Management Company.
--------------------------------------------------------------------------------
INVESTMENT RESULTS

The fund may from time to time compare investment results on a taxable and tax-equivalent basis to various indices or other mutual funds. Fund results may be calculated on a total return, yield, and/or distribution rate basis. Results calculated without a sales charge will be higher.

 . TOTAL RETURN is the change in value of an investment in the fund over a given period, assuming reinvestment of any dividends and capital gain distributions.

 . YIELD is computed by dividing the net investment income per share earned by the fund over a given period of time by the maximum offering price per share on the last day of the period, according to a formula mandated by the Securities and Exchange Commission. A yield calculated using this formula may be different than the income actually paid to shareholders.

 . DISTRIBUTION RATE reflects dividends that were paid by the fund. The distribution rate is calculated by annualizing the current month's dividend and dividing by the average price for the month. The SEC yield reflects

--------------------------------------------------------------------------------
10   THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
          THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS income the fund expects to earn based on its current portfolio of securities, while the distribution rate is based solely on the fund's past dividends. Accordingly, the fund's SEC yield and distribution rate may differ.

                     INVESTMENT RESULTS - THE MARYLAND FUND
                     (FOR PERIODS ENDED SEPTEMBER 30, 1997)

AVERAGE
ANNUAL        THE FUND     THE FUND AT
TOTAL          AT NET        MAXIMUM      LEHMAN
RETURNS:     ASSET VALUE SALES CHARGE/1/ INDEX/2/
--------------------------------------------------------------------------------
One year       0.00%          0.00%       0.00%
 ................................................................................
Five years     0.00%          0.00%       0.00%
 ................................................................................
Ten years      0.00%          0.00%       0.00%
--------------------------------------------------------------------------------

Yield1: 0.00%
Distribution Rate: 0.00%
/1/ These fund results were calculated according to a standard that is required for all stock and bond funds. Includes the maximum sales charge.
/2/ Lehman Brothers Municipal Bond Index represents the long-term investment grade municipal bond market. This index is unmanaged and does not reflect sales charges, commissions or expenses.


        Maryland Fund's annual total returns calculated without a sales charge. This information is being supplied on a calendar year basis


                        CHART APPEARS HERE

Measurement Period           MARYLAND
(Fiscal Year Covered)          FUND
-------------------          --------
Measurement Pt-  1987        -1.20
FYE   1988                    9.02
FYE   1989                   10.38
FYE   1990                    5.86
FYE   1991                    9.97
FYE   1992                    8.37
FYE   1993                   10.31
FYE   1994                   -4.77
FYE   1995                   16.45
FYE   1996                    3.74

===============================================================================


                     INVESTMENT RESULTS - THE VIRGINIA FUND
                     (FOR PERIODS ENDED SEPTEMBER 30, 1997)

AVERAGE
ANNUAL        THE FUND        THE FUND AT
TOTAL          AT NET           MAXIMUM         LEHMAN
RETURNS:     ASSET VALUE    SALES CHARGE/1/    INDEX/2/
--------------------------------------------------------------------------------
One year        0.00%            0.00%          0.00%
 ................................................................................
Five years      0.00%            0.00%          0.00%
 ................................................................................
Ten years       0.00%            0.00%          0.00%
--------------------------------------------------------------------------------

Yield/1/: 0.00%
Distribution Rate: 0.00%
/1/ These fund results were calculated according to a standard that is required for all stock and bond funds. Includes the maximum sales charge.
/2/ Lehman Brothers Municipal Bond Index represents the long-term investment grade municipal bond market. This index is unmanaged and does not reflect sales charges, commissions or expenses.

                             [GRAPH APPEARS HERE]
--------------------------------------------------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The fund declares dividends from its net investment income daily and distributes the accrued dividends to shareholders each month. Dividends begin accruing one day after payment for shares is received by the fund or American Funds Service Company. Capital gains, if any, are usually distributed in

--------------------------------------------------------------------------------
12   THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS
--------------------------------------------------------------------------------

===============================================================================


November or December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

TAXES

In any fiscal year in which the fund qualifies as a regulated investment company and distributes to shareholders substantially all of its net investment income and net capital gains, the fund itself is relieved of federal income tax. The fund is permitted to pass through to its shareholders federally tax-exempt income subject to certain requirements. However, the fund may invest in obligations which pay interest that is subject to state and local taxes when distributed by the fund. Dividends derived from taxable interest income, distributions of capital gains and dividends on gains from the disposition of certain market discount bonds will not be exempt from federal, state or local income tax.

Capital gains are taxable whether they are reinvested or received in cash -- unless you are exempt from taxation or entitled to tax deferral. Early each year, you will be notified as to the amount and tax status of all income distributions paid during the prior year. You are required by the Internal Revenue Code to report to the federal government all fund exempt-interest dividends (and all other tax-exempt interest).

It is anticipated that federal exempt interest dividends paid by the fund and derived from interest on bonds exempt from Maryland or Virginia income taxation under state law will also be exempt from the respective state corporate and personal income tax. To the extent the fund's dividends are derived from interest on debt obligations other than Maryland or Virginia municipal securities, such dividends may be subject to state income tax even though the dividends may be exempt from federal income tax.

Any fund dividends derived from taxable interest income and any distributions of capital gains will not be exempt from federal or state income tax. With respect to states other than Maryland or Virginia, distributions of net investment income may be taxable to investors under state or local law as dividend income even though all or a portion of such distributions may be derived from interest on otherwise tax-exempt obligations which, if realized directly, would be exempt from such income taxes. For example, a state may require that a fund hold a specified percentage of its bonds in order for the fund to pass through interest paid on these bonds to its shareholders on a state tax-exempt basis, whereas if the bonds were held directly by shareholders the interest would be exempt from state tax

--------------------------------------------------------------------------------
                        THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS   13
--------------------------------------------------------------------------------

===============================================================================


YOU MUST PROVIDE THE FUND WITH A CERTIFIED CORRECT TAXPAYER IDENTIFICATION NUMBER (GENERALLY YOUR SOCIAL SECURITY NUMBER) AND CERTIFY THAT YOU ARE NOT SUBJECT TO BACKUP WITHHOLDING. IF YOU FAIL TO DO SO THE IRS CAN REQUIRE THE FUND TO WITHHOLD 31% OF YOUR TAXABLE DISTRIBUTIONS AND REDEMPTIONS. Federal law also requires the fund to withhold 30% or the applicable tax treaty rate from dividends paid to certain nonresident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.

This is a brief summary of some of the tax laws that affect your investment in the fund. Please see the statement of additional information and your tax adviser for further information.

--------------------------------------------------------------------------------
FUND ORGANIZATION AND MANAGEMENT

FUND ORGANIZATION AND VOTING RIGHTS

The Trust, an open-end, diversified management investment company, was organized as a Massachusetts business trust in 1986. All fund operations are supervised by the fund's board of trustees who meet periodically and perform duties required by applicable state and federal laws. Members of the board who are not affiliated with the business manager or investment adviser or their affiliates are paid certain fees for services rendered to the funds as described in the statement of additional information. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the funds. The Trust does not hold annual meetings of shareholders. However, significant corporate matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the Trust will hold a meeting at which any member of the board could be removed by a majority vote. Since the funds use a combined prospectus, each fund may be liable for misstatements, inaccuracies, or incomplete disclosure concerning any other fund contained in this prospectus.

THE BUSINESS MANAGER

Washington Management Corporation, 1101 Vermont Avenue, N.W., Washington, D.C. 20005, is the business manager and provides all services required to carry on the fund's general administrative and corporate affairs. These services include all executive personnel, clerical staff, office space and equipment, arrangements for and supervision of all shareholder services, federal and state regulatory compliance and responsibility for accounting and recordkeeping facilities. Washington Management Corporation provides similar

--------------------------------------------------------------------------------
14   THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS
--------------------------------------------------------------------------------

===============================================================================


services to other mutual funds. The fee paid by the fund to Washington Management Corporation is composed of a management fee, which may not exceed 0.135% of the fund's average net assets annually and declines at certain asset levels, plus 1.35% of the fund's annual gross income.

THE INVESTMENT ADVISER

Capital Research and Management Company, a large and experienced investment management organization founded in 1931, is the investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio of the fund. The fee paid by the fund to Capital Research and Management Company is composed of an advisory fee, which may not exceed 0.165% of the fund's average net assets annually and declines at certain asset levels, plus 1.65% of the fund's annual gross income. The total management fees paid by the fund, to the business manager and investment adviser combined, as a percentage of average net assets, for the previous fiscal year are discussed earlier under "Expenses."

Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the May 9, 1994 report issued by the Investment Company Institute's Advisory Group on Personal Investing.

PLAN OF DISTRIBUTION

The fund has a Plan of Distribution or "12b-1 Plan" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the board and the expenses paid under the plan were incurred within the preceding 12 months and accrued while the plan is in effect. The 12b-1 fee paid by the fund, as a percentage of average net assets, for the previous fiscal year is discussed earlier under "Expenses."

PORTFOLIO TRANSACTIONS

Orders for the fund's portfolio securities transactions are placed by Capital Research and Management Company, which strives to obtain the best available prices, taking into account the costs and quality of executions. Fixed-income securities are generally traded on a "net" basis with a dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings,

--------------------------------------------------------------------------------
                        THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS   15
--------------------------------------------------------------------------------

===============================================================================


securities are usually purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as a concession or discount. On occasion, securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. In the over-the-counter market, purchases and sales are transacted directly with principal market-makers except in those circumstances where it appears better prices and executions are available elsewhere.

Subject to the above policy, when two or more brokers (either directly or through their correspondent clearing agent) are in a position to offer comparable prices and executions, preference may be given to brokers who have sold shares of the fund or have provided investment research, statistical, and other related services for the benefit of the fund and/or other funds served by Capital Research and Management Company.

PRINCIPAL UNDERWRITER AND TRANSFER AGENT

American Funds Distributors, Inc. and American Funds Service Company serve as the principal underwriter and transfer agent for the fund, respectively. They are headquartered at 333 South Hope Street, Los Angeles, CA 90071 and 135 South State College Boulevard, Brea, CA 92821, respectively.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS

                                 [MAP OF USA]

--------------------------------------------------------------------------------
16   THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS
--------------------------------------------------------------------------------

===============================================================================


SHAREHOLDER SERVICES

The fund offers you a valuable array of services you can use to alter your investment program as your needs and circumstances change. These services, which are summarized below, are available only in states where they may be legally offered and may be terminated or modified at any time upon 60 days' written notice. A COMPLETE DESCRIPTION OF SHAREHOLDER SERVICES AND ACCOUNT POLICIES IS CONTAINED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION. In addition, an easy-to-read guide to owning a fund in The American Funds Group titled "Welcome to the Family" is sent to new shareholders and is available by writing or calling American Funds Service Company.

THE SERVICES DESCRIBED MAY NOT BE AVAILABLE THROUGH SOME RETIREMENT PLANS OR ACCOUNTS HELD BY INVESTMENT DEALERS. IF YOU ARE INVESTING IN SUCH A MANNER, YOU SHOULD CONTACT YOUR PLAN ADMINISTRATOR/TRUSTEE OR DEALER ABOUT WHAT SERVICES
ARE AVAILABLE AND WITH QUESTIONS ABOUT YOUR ACCOUNT.
--------------------------------------------------------------------------------
PURCHASING SHARES

HOW TO PURCHASE SHARES

Generally, you may open an account by contacting any investment dealer authorized to sell the fund's shares. You may add to your account through your dealer or directly through American Funds Service Company by mail, wire, or bank debit. You may also establish or add to your account by exchanging shares from any of your other accounts in The American Funds Group. The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. This includes exchange purchase orders that may place an unfair burden on other fund shareholders due to their frequency.

Various purchase options are available as described below subject to certain investment minimums and limitations described in the statement of additional information and "Welcome to the Family."

 . Automatic Investment Plan

  You may invest monthly or quarterly through automatic withdrawals from your bank account.

 . Automatic Reinvestment

  You may reinvest your dividends and capital gain distributions into the fund (with no sales charge). This will be done automatically unless you elect to have the dividends and/or capital gain distributions paid to you in cash.

--------------------------------------------------------------------------------
                        THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS   17
--------------------------------------------------------------------------------

===============================================================================


 . Cross-Reinvestment

  You may invest your dividends and capital gain distributions into any other fund in The American Funds Group.

 . Exchange Privilege

  You may exchange your shares into other funds in The American Funds Group generally with no sales charge. Exchanges of shares from the money market funds that were initially purchased with no sales charge will generally be subject to the appropriate sales charge. You may also elect to automatically exchange shares among any of the funds in The American Funds Group. Exchange requests may be made in writing, by telephone including American FundsLine(R) (see below) or by fax. EXCHANGES HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.

 . Retirement Plans

  Tax-exempt funds should not serve as retirement plan investments.

SHARE PRICE

The fund's share price, also called net asset value, is determined as of the close of trading (normally 4:00 p.m., Eastern time) every day the New York Stock Exchange is open. The fund calculates its net asset value per share, generally using market prices, by dividing the total value of its assets after subtracting liabilities by the number of its shares outstanding. Shares are purchased at the offering price next determined after your investment is received and accepted by American Funds Service Company. The offering price is the net asset value plus a sales charge, if applicable.

SHARE CERTIFICATES

Shares are credited to your account and certificates are not issued unless you request them by writing to American Funds Service Company.

INVESTMENT MINIMUMS

-------------------------------
To establish an account  $1,000
To add to an account     $   50

--------------------------------------------------------------------------------
18   THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS
--------------------------------------------------------------------------------

===============================================================================


SALES CHARGES

A sales charge may apply, as described below, when purchasing shares. Sales charges may be reduced for larger purchases as indicated below.

                                     SALES CHARGE AS A
                                       PERCENTAGE OF
                                     ..................     DEALER
                                                  NET    CONCESSION AS
                                     OFFERING   AMOUNT   % OF OFFERING
INVESTMENT                             PRICE   INVESTED      PRICE
-------------------------------------------------------------------------------
Less than $25,000                      4.75%     4.99%        4.00%
 ................................................................................
$25,000 but less than $50,000          4.50%     4.71%        3.75%
 ................................................................................
$50,000 but less than $100,000         4.00%     4.17%        3.25%
 ................................................................................
$100,000 but less than $250,000        3.50%     3.63%        2.75%
 ................................................................................
$250,000 but less than $500,000        2.50%     2.56%        2.00%
 ................................................................................
$500,000 but less than $1 million      2.00%     2.04%        1.60%
 ................................................................................
$1 million or more and certain
other investments described below    see below  see below   see below

PURCHASES NOT SUBJECT TO SALES CHARGES

Investments of $1 million or more and investments made by employer-sponsored defined contribution-type plans with 200 or more eligible employees are sold with no initial sales charge. A 1% CONTINGENT DEFERRED SALES CHARGE MAY BE IMPOSED ON CERTAIN REDEMPTIONS MADE WITHIN ONE YEAR OF PURCHASE BY THESE ACCOUNTS. A dealer concession of up to 1% may be paid by the fund from its Plan of Distribution on these investments. Investments by retirement plans, foundations or endowments with $50 million or more in assets may be made with no sales charge and are not subject to a contingent deferred sales charge.
A dealer concession of up to 1% may be paid by American Funds Distributors on these investments. Investments by certain individuals and entities including employees and other associated persons of dealers authorized to sell shares of the fund, Washington Management Corporation and Capital Research and Management Company and its affiliated companies are not subject to a sales charge.

ADDITIONAL DEALER COMPENSATION

In addition to the concessions listed, up to 0.25% of average net assets is paid annually to qualified dealers for providing certain services (including services to retirement plans) pursuant to the fund's Plan of Distribution. During 1998,

===============================================================================


American Funds Distributors will also provide additional compensation to the top one hundred dealers who have sold shares of funds in The American Funds Group based on the pro rata share of a qualifying dealer's sales.

REDUCING YOUR SALES CHARGE

You and your immediate family may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your sales charge using one or any combination of the methods described below.

 . Aggregation

  Investments that may be aggregated include those made by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own account(s), including any business account solely "controlled by," as well as any retirement plan or trust account solely for the benefit of, these individuals. Investments made for multiple employee benefit plans of a single employer or "affiliated" employers may be aggregated provided they are not also aggregated with individual accounts. Finally, investments made by a common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares may be aggregated.

  Purchases made for nominee or street name accounts will generally not be aggregated with those made for other accounts unless qualified as described above.

 . Concurrent Purchases

  You may combine concurrent purchases of two or more funds in The American Funds Group, except direct purchases of the money market funds. Shares of the money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge do qualify.

 . Right of Accumulation

  You may take into account the current value of your existing holdings in The American Funds Group to determine your sales charge. Direct purchases of the money market funds are excluded.

 . Statement of Intention

  You may enter into a non-binding commitment to invest a certain amount (which, at your request, may include purchases made during the previous 90 days) in non-money market fund shares over a 13-month period. A portion

--------------------------------------------------------------------------------
20   THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS
--------------------------------------------------------------------------------

===============================================================================


  of your account may be held in escrow to cover additional sales charges which may be due if your total investments over the statement period are insufficient to qualify for the applicable sales charge reduction.
--------------------------------------------------------------------------------
SELLING SHARES

HOW TO SELL SHARES

You may sell (redeem) shares in your account by contacting your investment dealer or American Funds Service Company. You may also use American FundsLine(R) (see below). In addition, you may sell shares in amounts of $50 or more automatically. If you sell shares through your investment dealer you may be charged for this service. Shares held for you in your dealer's street name must be sold through the dealer.

Shares are sold at the net asset value next determined after your request is received in good order by American Funds Service Company. Sale requests may be made in writing, by telephone, including American FundsLine(R) (see below), or by fax. Sales by telephone or fax are limited to $50,000 in accounts registered to individual(s) (including non-retirement trust accounts). In addition, checks must be made payable to the registered shareholder(s) and mailed to an address of record that has been used with the account for at least 10 days. Proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the Investment Company Act of 1940), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. The fund may, with 60 days' written notice, close your account if due to a sale of shares the account has a value of less than the minimum required initial investment.

Generally, written requests to sell shares must be signed by you and must include any shares you wish to sell that are in certificate form. Your signature must be guaranteed by a bank, savings association, credit union, or member firm of a domestic stock exchange or the National Association of Securities Dealers, Inc., that is an eligible guarantor institution. A signature guarantee is not currently required for any sale of $50,000 or less provided the check is made payable to the registered shareholder(s) and is mailed to the address of record on the account, and provided the address has been used with the account for at least 10 days. Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

--------------------------------------------------------------------------------
                        THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS   21
--------------------------------------------------------------------------------

===============================================================================


You may reinvest proceeds from a redemption or a dividend or capital gain distribution without a sales charge (any contingent deferred sales charge will be credited to your account) in any fund in The American Funds Group within 90 days after the date of the redemption or distribution. Redemption proceeds of shares representing direct purchases in the money market funds are excluded. Reinvestment will be at the next calculated net asset value after receipt and acceptance by American Funds Service Company.
--------------------------------------------------------------------------------
OTHER IMPORTANT THINGS TO REMEMBER

AMERICAN FUNDSLINE(R)

You may check your share balance, the price of your shares, or your most recent account transactions, sell shares (up to $50,000 per shareholder each day), or exchange shares around the clock with American FundsLine(R). To use this service, call 800/325-3590 from a TouchTone(TM) telephone.

TELEPHONE PURCHASES, SALES AND EXCHANGES

Unless you opt out of the telephone (including American FundsLine(R)) or fax purchase, sale and/or exchange options (see below), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, the fund's business manager and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing American Funds Service Company. (You may also reinstate them at any time by writing to American Funds Service Company.)

ACCOUNT STATEMENTS

You will receive regular confirmation statements reflecting transactions in your account. Purchases through automatic investment plans and certain retirement plans will be confirmed at least quarterly.

--------------------------------------------------------------------------------
22   THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS
--------------------------------------------------------------------------------

===============================================================================


NOTES

--------------------------------------------------------------------------------
                        THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS   23
--------------------------------------------------------------------------------

===============================================================================


 FOR SHAREHOLDER SERVICES        FOR DEALER SERVICES
 American Funds                  American Funds Distributors
 Service Company 800/421-0180    800/421-9900 ext. 11
 ext. 1

                            FOR 24-HOUR INFORMATION
              American              American Funds
              FundsLine(R)          Internet Web site
              800/325-3590          http://www.americanfunds.com

 Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

 ------------------------------------------------------------

                    OTHER FUND INFORMATION

 ANNUAL/SEMI-ANNUAL              STATEMENT OF ADDITIONAL
 REPORT TO SHAREHOLDERS          INFORMATION (SAI)
                                 Contains more detailed
 Includes financial              information on all aspects
 statements, detailed            of the fund, including the
 performance information,        fund's financial statements.
 portfolio holdings, a
 statement from portfolio
 management and the auditor's
 report.

                                 A current SAI has been filed
                                 with the Securities and
                                 Exchange Commission and is
                                 incorporated by reference
                                 (is legally part of the
                                 prospectus).

 CODE OF ETHICS

 Includes a description of
 the investment adviser's
 personal investing policy.

 To request a free copy of any of the documents above:

 Call American Funds   or        Write to the Secretary of
 Service Company 800/421-0180    the Fund 1101 Vermont
 ext. 1                          Avenue, N .W. Washington,
                                 D.C. 20005

This prospectus has been printed on recycled paper.

                                    [LOGO]

--------------------------------------------------------------------------------
24   THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS
--------------------------------------------------------------------------------


                     THE AMERICAN FUNDS TAX-EXEMPT SERIES I
                       THE TAX-EXEMPT FUND OF MARYLAND
                       THE TAX-EXEMPT FUND OF VIRGINIA
                                   PART B
                    STATEMENT OF ADDITIONAL INFORMATION
                               November 15, 1997

This document is not a prospectus but should be read in conjunction with the current Prospectus dated November 15, 1997 of The American Funds Tax-Exempt Series I (the "Trust"). The Trust currently consists of two series, The Tax-Exempt Fund of Maryland (the "Maryland Fund" or "fund") and The Tax-Exempt Fund of Virginia (the "Virginia Fund" or "fund"). Except where the context indicates otherwise, all references herein to the "fund" apply to each of the two funds. The Prospectus may be obtained from your securities dealer or financial planner or by writing to the Trust at the following address:

THE AMERICAN FUNDS TAX-EXEMPT SERIES I
Attention:  Secretary
1101 Vermont Avenue, N.W.
Washington, D.C. 20005
(202) 842-5665

                               TABLE OF CONTENTS

ITEM                                                               PAGE NO.

Description of Certain Securities and Investment Techniques      B-1

Investment Restrictions                                         B-5

Trust Officers and Trustees, including Trustee Compensation     B-7

Management                                                      B-10

Dividends and Distributions                                     B-12

Additional Information Concerning Taxes                         B-12

Purchase of Shares                                              B-14

Shareholder Account Services and Privileges                     B-21

Execution of Portfolio Transactions                             B-22

General Information                                             B-23

Investment Results                                              B-25

Description of Ratings for Debt Securities                      B-28

Financial Statements                                            B-31


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Policies and Risks."

INVESTMENT POLICIES - The Maryland Fund and the Virginia Fund invest principally in tax-exempt securities the interest on which is not included in gross income for federal income tax purposes (herein referred to from time to time generally as "municipal bonds") primarily consisting of bonds and notes issued by its respective state (Maryland or Virginia as the case may be), and its political subdivisions, municipalities and public authorities. Investments may be made in short-term taxable obligations only when such investments are considered advisable for liquidity or for temporary defensive purposes. Up to 20% of the fund's total assets may be invested in tax-exempt securities that are rated below the four highest categories by Standard & Poor's Corporation ("S&P") or by Moody's Investors Service, Inc. ("Moody's") (or equivalent securities that are not rated). These bonds are commonly known as "junk bonds" or high-yield, high-risk bonds. See "Description of Ratings for Debt Securities" below.

CERTAIN RISK FACTORS RELATING TO HIGH-YIELD, HIGH-RISK BONDS

SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - High-yield, high-risk bonds can be very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers or issuers whose revenue is very sensitive to economic conditions may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices and yields of high-yield, high-risk bonds.

PAYMENT EXPECTATIONS - High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value will decrease in a rising interest market, as will the value of the fund's assets.

LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular bonds, which may affect adversely the fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield, high-risk bonds, especially in a thin market.

 Subsequent to its purchase by the fund, an issue of municipal bonds or notes may cease to be rated or its rating may be reduced below the minimum rating required for its purchase. Neither event requires the elimination of such obligation from a fund's portfolio, but the Investment Adviser will consider such an event in its determination of whether a fund should continue to hold such obligation in its portfolio. If, however, as a result of downgrades or otherwise, the fund holds more than 20% of its net assets in high-yield, high-risk bonds, the fund will dispose of the excess as expeditiously as possible.

MUNICIPAL BONDS - Municipal bonds are generally debt obligations issued to obtain funds for various public purposes, including the construction of public facilities. Municipal bonds may be issued to refund outstanding obligations, to obtain funds for general operating expenses or for public improvements or for lending to private institutions or corporations funds for the construction of educational facilities, hospitals, housing, industrial facilities or for other public purposes. The interest on these obligations is generally not included in gross income for federal income tax purposes. See "Additional Information Concerning Taxes" below. Opinions relating to the validity of municipal bonds and to the exclusion from gross income for federal income tax purposes and, where applicable, the exemption from state and local income tax are rendered by bond counsel to the respective issuing authorities at the time of issuance.

 The two principal classifications of municipal bonds are general obligation and limited obligation (revenue) bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities such as the construction or improvement of schools, highways and roads, water and sewer systems and facilities for a variety of other public purposes. Lease revenue bonds or certificates of participation in leases are payable from annual lease rental payments from a state or locality and may be considered a general obligation of the entity making annual rental payments to the extent such rental payments are appropriated annually.

 The principal security for a limited obligation or revenue bond is generally the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational and housing facilities. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund which may also be used to make principal and interest payments on the issuer's obligations.

 Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Most of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue.

 There are, in addition, a variety of hybrid and special types of municipal obligations as well as numerous differences in the security of municipal bonds, both within and between the two primary classifications described above.

 The amount of information about the financial condition of an issuer of municipal bonds may not be as extensive as that which is made available by corporations whose securities are publicly traded.

TEMPORARY INVESTMENTS - The fund may invest in short-term municipal obligations with a maturity of one year or less during periods of temporary defensive strategy or when such investments are considered advisable for liquidity. Generally, the income from all such securities is exempt from federal income tax. See "Additional Information Concerning Taxes" below. Further, a portion of the fund's assets, which normally will be less than 20%, may be held in cash or invested in high quality taxable short-term securities with a maturity of one year or less. Such temporary investments may include: (1) obligations of the U.S. Treasury; (2) obligations of agencies and instrumentalities of the U.S. Government; (3) money market instruments, such as certificates of deposit issued by domestic banks, corporate commercial paper, and bankers' acceptances; and (4) repurchase agreements (which are described below).

MUNICIPAL LEASE OBLIGATIONS- The fund may invest in municipal lease revenue obligations. The fund currently intends to purchase only municipal lease obligations that are determined to be liquid by Capital Research and Management Company. In determining whether these securities are liquid, Capital Research and Management Company will consider, among other things, the credit quality and support, including strengths and weaknesses of the issuer and lessee, the terms of the lease, frequency and volume of trading and number of dealers.

FORWARD COMMITMENTS - The fund may enter into commitments to purchase or sell securities. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security beginning on the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to the transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

 As the fund's aggregate commitments under these transactions increase, the opportunity for leverage similarly increases. The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in amounts sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments under these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets will likely occur than were it not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.

REPURCHASE AGREEMENTS - Although the fund currently does not anticipate doing so during the next 12 months, it may enter on a temporary basis into repurchase agreements, under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian bank collateral equal to at least 100% of the repurchase price including accrued interest, as monitored daily by the Investment Adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Investment Adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization upon the collateral by a fund may be delayed or limited.

ADJUSTMENT OF MATURITIES - The Investment Adviser seeks to anticipate movements in interest rates and adjusts the maturity distribution of the portfolio accordingly. Longer term securities ordinarily yield more than shorter term securities but are subject to greater and more rapid price fluctuation.
Keeping in mind the fund's objective of producing a high level of current income, the Investment Adviser will increase the fund's exposure to this price volatility only when it appears likely to increase current income without undue risk to capital.

ISSUE CLASSIFICATION - Securities with the same general quality rating and maturity characteristics, but which vary according to the purpose for which they were issued, often tend to trade at different yields. These yield differentials tend to fluctuate in response to political and economic developments, as well as temporary imbalances in normal supply/demand relationships. The Investment Adviser monitors these fluctuations closely, and will attempt to adjust portfolio concentrations in various issue classifications according to the value disparities brought about by these yield relationship fluctuations.

QUALITY - Securities issued for similar purposes and with the same general maturity characteristics, but which vary according to the creditworthiness of their respective issuers, tend to trade at different yields. These yield differentials also tend to fluctuate in response to political, economic and supply/demand factors. The Investment Adviser will attempt to take advantage of these fluctuations by adjusting the concentration of portfolio securities in any given quality category according to the value disparities produced by these yield relationship fluctuations.

 The Investment Adviser believes that, in general, the market for municipal bonds is less liquid than that for taxable fixed-income securities. Accordingly, the ability of the fund to make purchases and sales of securities in the foregoing manner may, at any particular time and with respect to any particular securities, be limited or non-existent.

PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders. Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. The fund does not anticipate its portfolio turnover to exceed 100% annually. The fund's portfolio turnover rate would exceed 100% if each security in the fund's portfolio was replaced once every year. See "Financial Highlights" in the Prospectus for the fund's portfolio turnover for each of the last ten years.

SPECIAL CONSIDERATIONS - The Internal Revenue Code of 1986 imposes limitations on the use and investment of the proceeds of state and local governmental bonds and of other funds of the issuers of such bonds. These limitations must be satisfied on a continuing basis to maintain the exclusion from gross income of interest on such bonds. The provisions of the Code generally apply to bonds issued after August 15, 1986. Bond counsel qualify their opinions as to the federal tax status of new issues of bonds by making such opinions contingent on the issuer's future compliance with these limitations. Any failure on the part of an issuer to comply could cause the interest on its bonds to become taxable to investors retroactive to the date the bonds were issued. These restrictions in the Code also may affect the availability of certain municipal securities.

                            INVESTMENT RESTRICTIONS

 The fund has adopted certain investment restrictions which may not be changed without a majority vote of its outstanding shares. Such majority is defined by the Investment Company Act of 1940, (the "1940 Act"), as the vote of the lesser of (I) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations expressed in the following investment restrictions are measured immediately after and giving effect to the relevant transaction. These restrictions provide that the fund may not:
 1. Invest more than 5% of the value of its total assets in the securities of any one issuer or hold more than 10% of any class of securities of any one issuer (for this purpose all indebtedness of an issuer shall be deemed a single class), provided that this limitation shall apply only to 75% of the value of the fund's total assets and, provided further, that the limitation shall not apply to obligations of the U.S. Government or its agencies or instrumentalities;
 2. Enter into any repurchase agreement maturing in more than seven days (unless subject to a demand feature of seven days or less) if any such investment, together with any illiquid securities held by the fund, exceeds 10% of the value of its total assets;
 3. Buy or sell real estate in the ordinary course of its business; however, the fund may invest in securities secured by real estate or interests therein;
 4. Acquire securities subject to legal or contractual restrictions on disposition;
 5. Make loans to others, except for the purchase of debt securities or entering into repurchase agreements;
 6. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;
 7. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases or sales;
 8. Borrow money, except from banks for temporary or emergency purposes, not in excess of 5% of the value of the fund's total assets, excluding the amount borrowed. This borrowing provision is intended to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not intended for investment purposes;
 9. Mortgage, pledge, or hypothecate its assets, except in an amount up to 10% of the value of its total assets, but only to secure borrowings for temporary or emergency purposes;
 10. Underwrite any issue of securities, except to the extent that the purchase of municipal bonds directly from the issuer in accordance with the fund's investment objective, policies and restrictions, and later resale may be deemed to be an underwriting;
 11. Invest in companies for the purpose of exercising control or management;
 12. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;
 13. Buy or sell commodities or commodity contracts or oil, gas or other mineral exploration or development programs;
 14. Write, purchase or sell puts, calls, straddles, spreads or any combination thereof;
   15. Purchase or retain the securities of any issuer, if, to the knowledge of the fund, those individual officers and Trustees of the Trust, its Investment Adviser, or principal underwriter, each owning beneficially more than $ of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;
 16. Invest more than 5% of the value of the fund's total assets in securities of any issuer with a record of less than three years continuous operation, including predecessors, except those issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or municipal bonds rated at least "A" by either Moody's Investors Service, Inc. or Standard & Poor's Corporation; or
 17. Invest more than 25% of its assets in securities of any industry although, for purposes of this limitation, the issuers of municipal securities and U. S. Government obligations are not considered to be part of any industry.

 Notwithstanding Investment Restriction #12, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by the Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.

 For the purpose of the fund's investment restrictions, the identification of the "issuer" of municipal bonds which are not general obligation bonds is made by the Investment Adviser on the basis of the characteristics of the obligation as described, the most significant of which is the ultimate source of funds for the payment of principal of and interest on such bonds.

 For purposes of investment restriction number 13, the term "oil, gas or other mineral exploration or development programs" includes oil, gas or other mineral exploration or development leases.

 Another policy of the fund which is not deemed a fundamental policy, and thus may be changed by the Board of Trustees without shareholder approval, is that the fund may not invest 25% or more of its assets in securities the interest on which is paid from revenues of similar type projects (such as hospitals and health facilities; turnpikes and toll roads; ports and airports; or colleges and universities). The fund may, however, invest more than an aggregate of 25% of its total assets in industrial development bonds.

TRUST OFFICERS AND TRUSTEES
(WITH THEIR PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS)#
TRUSTEE COMPENSATION

NAME, ADDRESS AND AGE       POSITION WITH       PRINCIPAL OCCUPATION(S)   AGGREGATE COMPENSATION     TOTAL COMPENSATION   TOTAL
NUMBER
                            REGISTRANT          DURING PAST 5 YEARS#   (INCLUDING VOLUNTARILY DEFERRED   FROM ALL FUNDS       OF
AFFILIATED FUND BOARDS ON WHICH
                                                                      COMPENSATION/1/) FROM FUNDS   AFFILIATED WITH THE   TRUSTEE

                                                                      DURING FISCAL YEAR ENDED   AMERICAN FUNDS       SERVES

                                                                      7/31/97                    GROUP FOR THE YEAR

                                                                                                  ENDED 7/31/97



Cyrus A. Ansary             Trustee             Investment Services   $2,700                     $53,100              3

1725 K Street, N.W., Suite 410                            International Co.,

Washington, D.C. 20006                             President

    Age: 63


Stephen Hartwell*{          Chairman Emeritus   Washington Management   none/3/                    none/3/              3

    Age: 82                  and Trustee        Corporation, Chairman of

                                                the Board


James H. Lemon, Jr.*{       Chairman of the     The Johnston-Lemon    none/3/                    none/3/              3

    Age: 61                 Trust               Group, Incorporated,

                                                Chairman of the Board

                                                and

                                                Chief Executive Officer


Harry J. Lister*{           President and Trustee   Washington Management   none/3/                    none/3/              3

    Age: 61                                     Corporation, President

                                                and

                                                Director


Jean Head Sisco             Trustee             Sisco Associates,     $3,500                     $55,000              3

2517 Massachusetts Avenue, N.W.                       Partner

Washington, D.C. 20008

    Age: 72


T. Eugene Smith             Trustee             T. Eugene Smith, Inc.,   $3,700                     $53,900              3

666 Tintagel Lane                               President

McLean, VA 22101

    Age: 67


Stephen G. Yeonas           Trustee             Stephen G. Yeonas     $3,500/2/                  $55,000              3

1355 Beverly Road, Suite 102                       Company,

McLean, VA 22101                                Chief Executive Officer

    Age: 72



                                 OTHER OFFICERS

LOIS A. ERHARD{                 HOWARD L. KITZMILLER{      MICHAEL W. STOCKTON{
Vice President                  Senior Vice President, Secretary    Assistant Vice President, Assistant
Washington Management Corporation,   and Treasurer              Secretary and Assistant Treasurer
Vice President (Age: 45)        Washington Management Corporation,   Washington Management
                                Director, Senior Vice President, Secretary and   Corporation, Assistant
                                Assistant Treasurer (Age: 67)   Vice President and Assistant
                                                           Treasurer (Age: 30)



# Positions within the organizations listed may have changed during this period.
* Trustees who are considered "interested persons" as defined in the 1940 Act, on the basis of their affiliation with the fund's Business Manager, Washington Management Corporation.
{ Address is 1101 Vermont Avenue, N.W., Washington, D.C. 20005.
/1/Amounts may be deferred by eligible trustees under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Trustee.
/2/Since the plan's adoption, the total amount of deferred compensation accrued by the funds (plus earnings thereon) through 9/30/97, the latest calendar quarter, for participants is as follows: Trustee Stephen G. Yeonas ($00,000). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the funds until paid to the Trustee. /3/Stephen Hartwell, James H. Lemon, Jr. and Harry J. Lister are affiliated with the Business Manager and, accordingly, receive no compensation from the funds.
 All of the officers listed are officers of the Business Manager.   Most of the
Trustees and officers are also officers and/or directors of one or more of the other funds for which Washington Management Corporation serves as Business Manager. No Trustee compensation is paid by the funds to any officer or Trustee who is a director, officer or employee of the Business Manager, the Investment Adviser or affiliated companies. Each fund pays an annual retainer fee of $750, an attendance fee of $200 per meeting and $100 per Committee meeting to unaffiliated Trustees. The Trustees may elect, on a voluntary basis, to defer all or a portion of those fees through a deferred compensation plan in effect for the funds. Each fund also reimburses certain meeting-related expenses of the Trustees.
 As of November 1, 1997, the officers and Trustees and their families as a group, owned beneficially or of record less than 1% of the outstanding shares of the Trust.
                                   MANAGEMENT

BUSINESS MANAGER - Since its inception, the Trust has operated under a Business Management Agreement with Washington Management Corporation (the "Business Manager"), 1101 Vermont Avenue, N.W., Washington, D.C. 20005.
 The Business Manager provides all services required to carry on the fund's general administrative and corporate affairs. These services include all executive personnel, clerical staff, office space and equipment, arrangements for and supervision of all shareholder services, Federal and state regulatory compliance and responsibility for accounting and record keeping facilities. The Business Manager provides similar services to other mutual funds.

 The Business Manager receives a fee at the annual rate of 0.135% of the first $60 million of the fund's net assets plus 0.09% of the fund's net assets in excess of $60 million plus 1.35% of gross investment income. For the fiscal years ended July 31, 1997, 1996, and 1995 the Business Manager's fees were $165,000, $160,000 and $153,000 for the Maryland Fund and $184,000, $183,000,
and $183,000 for the Virginia Fund, respectively. For the fiscal year ended July 31, 1997, the Business Manager's fees for the Maryland Fund amounted to 0.203% of average net assets and for the Virginia Fund amounted to 0.197% average net assets.

INVESTMENT ADVISER - The Investment Adviser, founded in 1931, maintains research facilities in the U.S. and abroad, with a staff of professionals, many of whom have a number of years of investment experience. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world.
The Investment Adviser believes that it is able to attract and retain quality personnel.

 The Investment Adviser is responsible for more than $100 billion of stocks, bonds and money market instruments and serves over five million investors of all types. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.

 The Investment Adviser receives a fee at the annual rate of 0.165% of the first $60 million of the fund's net assets plus 0.12% of the fund's net assets in excess of $60 million plus 1.65% of gross investment income. For the fiscal years ended July 31, 1997, 1996, and 1995 the Investment Adviser's fees were $203,000, $197,000, and $188,000, for the Maryland Fund and $229,000, $227,000,
and $227,000 for the Virginia Fund, respectively. For the fiscal year ended July 31, 1997, the Investment Adviser's fees for the Maryland Fund amounted to 0.250% of average net assets and for the Virginia Fund amounted to 0.244% of average net assets.


BUSINESS MANAGEMENT AGREEMENT AND INVESTMENT ADVISORY AGREEMENT - The Business Management Agreement and Investment Advisory Agreement, unless sooner terminated, will continue in effect until July 31, 1998 and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually as to the fund by (I) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Trustees who are not parties to the Agreements or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreements also provide that either party has the right to terminate them, without penalty, upon sixty (60) days' written notice to the other party and that the Agreements automatically terminate in the event of their assignment (as defined in the 1940 Act).

 The fund pays all expenses not specifically assumed by the Business Manager or the Investment Adviser, including, but not limited to, registration and filing fees with federal and state agencies; blue sky expenses; expenses of shareholders' meetings; the expense of reports to existing shareholders; expenses of printing proxies and prospectuses; insurance premiums; legal and auditing fees; dividend disbursement expenses; the expense of the issuance, transfer and redemption of its shares; custodian fees; printing and preparation of registration statements; taxes; the fund's distribution expenses pursuant to the Plan of Distribution; compensation, fees and expenses paid to Trustees who are not "interested persons" of the Trust; association dues; and costs of stationery, forms and certificates prepared exclusively for the fund.

 PRINCIPAL UNDERWRITER - American Funds Distributors, Inc. is the Trust's principal underwriter of the fund's shares. The Trust has adopted a Plan of Distribution (the "Plan"), pursuant to rule 12b-1 under the 1940 Act (see "Principal Underwriter" in the Prospectus). The Principal Underwriter receives amounts payable pursuant to the Plan (see below) and commissions consisting of that portion of the sales charge remaining after the discounts which it allows to investment dealers. For the fiscal years ended July 31, 1997, 1996, and 1995 the commissions on Maryland Fund shares totaled $170,000, $246,000 and $222,000 of which the Principal Underwriter retained $32,000, $47,000 and $42,000, respectively, while the commissions on the Virginia Fund shares totaled $265,000, $300,000 and $236,000 of which the Principal Underwriter retained $52,000, $58,000 and $46,000, respectively.

  Johnston, Lemon & Co. Incorporated ("Johnston, Lemon"), a wholly-owned subsidiary of the business manager's parent company, The Johnston Lemon Group, Inc. ("JLG"), received commission amounts of $27,000, $43,000 and $50,000, and $35,000, $31,000 and $27,000, respectively, for the fiscal years ended July 31, 1997, 1996 and 1995, on its retail sales of the Maryland and Virginia Funds and the Distribution Plan of the funds, but received no net brokerage commissions resulting from purchases and sales of securities for the investment account of the funds.

 As required by rule 12b-1 the Plan (together with the Principal Underwriting Agreement) has been approved by the full Board of Trustees and separately by a majority of the Trustees who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plan or the Principal Underwriting Agreement, and the Plan has been approved by the vote of a majority of the outstanding voting securities of the Trust. The officers and Trustees who are "interested persons" of the Trust may be considered to have a direct or indirect financial interest in the operation of the Plan due to present or past affiliations with the Business Manager. Potential benefits of the Plan to the fund are improved shareholder services, savings to the fund in transfer agency costs, savings to the fund in advisory fees and other expenses, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of Trustees who are not "interested persons" of the Trust shall be committed to the discretion of the Trustees who are not interested persons during the existence of the Plan. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. The Board of Trustees reviews quarterly a written report of amounts expended under the Plan or any related agreement and the purposes for which such expenditures were made and approves annually any continuance of the Plan.

 Under the Plan the fund may expend up to 0.25% of its average net assets annually to finance any activity which is primarily intended to result in the sale of fund shares, provided the Board of Trustees has approved the category of expenses for which payment is being made. These primarily include service fees for qualified dealers and dealer commissions and wholesaler compensation on sales of shares exceeding $1 million including purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 200 or more eligible employees. Only expenses incurred during the preceding 12 months and accrued while the Plan is in effect may be paid by the fund. During the Trust's fiscal year ended July 31, 1997, distribution expenses under the Plan paid or payable to the Principal Underwriter were $198,000 for the Maryland Fund and $234,000 for the Virginia Fund, all of which was used as compensation to dealers and wholesalers. As of July 31, 1997, accrued and unpaid distribution expenses were $43,000 and $38,000, respectively.

 All officers of the fund and three of its Directors, who are "interested persons" of the fund, are officers or directors of Washington Management Corporation, a wholly-owned subsidiary of JLG. Johnston, Lemon participates in receiving dealer service fee payments from the Plan. Some of the fund's officers and three Directors who are "interested persons" of the fund are also registered representatives with Johnston, Lemon and, as such, to the extent they have sold shares of the fund, receive a portion of the service fee payments in the same manner as all other Johnston, Lemon registered representatives.

                          DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS AND DISTRIBUTIONS - For the purpose of calculating dividends, daily net investment income of the fund consists of: (a) all interest income accrued on the fund's investments including any discount or premium ratably amortized to the date of maturity or determined in such other manner as may be deemed appropriate; minus (b) all liabilities accrued, including interest, taxes and other expense items, amounts determined and declared as dividends or distributions and reserves for contingent or undetermined liabilities, all determined in accordance with generally accepted accounting principles.

                     ADDITIONAL INFORMATION CONCERNING TAXES

  The following is only a summary of certain additional federal, state and local tax considerations generally affecting the fund and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of the fund or its shareholders, and the discussion here and in such fund's Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situations.

GENERAL - The fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the fund generally would not be suitable for tax-exempt institutions or tax-deferred retirement plans (E.G., plans qualified under Section 401 of the Internal Revenue Code, Keogh-type plans and individual retirement accounts). Such retirement plans would not gain any additional benefit from the tax-exempt nature of the fund's dividends because such dividends would be ultimately taxable to the beneficiaries when distributed to them. In addition, the fund may not be an appropriate investment for entities which are "substantial users" of facilities financed by industrial development bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in their trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, or who occupies more than 5% of the usable area of such facilities or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders.

 The fund intends to meet all the requirements and to elect the tax status of a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986 (the "Code"). As such, the fund will not be subject to federal income taxes to the extent it distributes its net investment income and net realized capital gains, if any, to shareholders. The fund must distribute 90% of the aggregate interest excludable from gross income and 90% of the investment company taxable income earned by it during the taxable year.

 The percentage of total dividends paid by the fund with respect to any taxable year which qualify for exclusion from gross income ("exempt-interest dividends") for Federal tax purposes will be the same for all shareholders receiving dividends during such year. In order for the fund to pay exempt-interest dividends during any taxable year, at the close of each fiscal quarter at least 50% of the aggregate value of the Trust's and fund's assets must consist of tax-exempt obligations. Not later than 60 days after the close of its taxable year, the fund will notify each shareholder of the portion of the dividends paid by the Fund to the shareholder with respect to such taxable year which constitutes exempt-interest dividends. The aggregate amount of dividends so designated cannot, however, exceed the excess of the amount of interest excludable from gross income from tax under Section 103 of the Code received by the Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code.

 Interest on indebtedness incurred by a shareholder to purchase or carry Fund shares is not deductible for federal income tax purposes if the Fund distributes exempt-interest dividends during the shareholder's taxable year.
If a shareholder receives an exempt-interest dividend with respect to any share and such share is held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend.

 While the Fund does not expect to realize substantial long-term capital gains, any net realized long-term capital gains will be distributed annually. The fund will have no tax liability with respect to such gains, and the distributions will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held the fund's shares. Such distributions will be designated as a capital gains dividend in a written notice mailed by the fund to shareholders not later than 60 days after the close of the fund's taxable year. The fund may also make a distribution of net realized long-term capital gains near the end of the calendar year to comply with certain requirements of the Code. Gain recognized on the disposition of a debt obligation (including tax-exempt obligations purchased after April 30, 1993) purchased by the fund at a market discount (generally at a price less than the principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the fund held the debt obligation. Similarly, while the fund does not expect to earn any taxable income, any taxable income earned by the fund will be distributed and will be taxable to shareholders as ordinary income (whether distributed in cash or additional shares).

 If for any taxable year the fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits, and may be eligible for the dividends received deduction for corporations.

 Under the Code, if, within 90 days after fund shares are purchased, such shares are redeemed and either reinstated in the same fund or exchanged for shares of any other fund in The American Funds Group and the otherwise applicable sales charge is waived, then the amount of the sales charge previously incurred in purchasing fund shares shall not be taken into account for purposes of determining the amount of any gain or loss on the redemption, but will be treated as having been incurred in the purchase of the fund shares acquired in the reinstatement or exchange.

 The tax status of a gain realized on a redemption will not be affected by exercise of the reinstatement privilege, but a loss may be nullified if you reinvest in the same fund within 30 days.

 As of the date of this statement of additional information, the maximum federal individual stated tax rate applicable to ordinary income is 39.6% (effective tax rates may be higher for some individuals due to phase out of exemptions and elimination of deductions); the maximum individual tax rate applicable to net capital gain is 28%; and the maximum corporate tax applicable to ordinary income and net capital gain is 35%. Naturally, the amount of tax payable by a shareholder with respect to either distributions from the fund or disposition of fund shares will be affected by a combination of tax rules covering E.G., deductions, credits, deferrals, exemptions, sources of income and other matters.

FEDERAL TAXES - Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98 percent of ordinary income (generally net investment income) for the calendar year, (ii) 98 percent of capital gain net income (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and (iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by each fund from its current year's ordinary income and capital gain net income and (ii) any amount on which such fund pays income tax for the year. Each fund intends to meet these distribution requirements to avoid the excise tax liability.

 Individuals and corporations may be subject to alternative minimum tax. The Code treats interest on private activity bonds, as defined therein, as an item of tax preference for alternative minimum tax purposes. Also, shareholders will not be permitted to deduct any of their share of fund expenses in computing alternative minimum taxable income. Further, under the Code federal exempt-interest dividends are includable in adjusted current earnings in calculating corporate alternative minimum taxable income.

 Fund shareholders are required by the Code to report to the federal government all exempt-interest dividends, and all other tax-exempt interest received during tax years beginning on or after January 1, 1987.

                               PURCHASE OF SHARES

METHOD           INITIAL INVESTMENT          ADDITIONAL INVESTMENTS

                 See "Investment Minimums and   $50 minimum (except where a lower
                 Fund Numbers" for initial   minimum is noted under "Investment
                 investment minimums.        Minimums and Fund Numbers").

By contacting    Visit any investment dealer who is   Mail directly to your investment dealer's address
your investment   registered in the state where the   printed on your account statement.
dealer           purchase is made and who has a
                 sales agreement with American
                 Funds Distributors.

By mail          Make your check payable to the fund and mail to the address indicated on the account application.  Please indicate
an investment dealer on the account application.   Fill out the account additions form at the
                                             bottom of a recent account statement, make your check payable to the fund, write your account number on your check, and mail the check and form in the envelope provided with your account statement.

By telephone     Please contact your investment dealer to open account, then follow the procedures for additional investments.
Complete the "Investments by Phone"
                                             section on the account application or
                                             American FundsLink Authorization Form.
                                             Once you establish the privilege, you, your financial advisor or any person with your account information can call American FundsLineR and make investments by telephone (subject to conditions noted in "Shareholder
Account Services and Privileges -
                                             Telephone Redemptions and Exchanges" below).

By wire          Call 800/421-0180 to obtain   Your bank should wire your additional
                 your account number(s), if   investments in the same manner as
                 necessary.  Please indicate an   described under "Initial Investment."
                 investment dealer on the
                 account.  Instruct your bank to
                 wire funds to:
                 Wells Fargo Bank
                 155 Fifth Street
                 Sixth Floor
                 San Francisco, CA 94106
                 (ABA #121000248)
                 For credit to the account of:
                 American Funds Service
                 Company
                 a/c #4600-076178
                 (fund name)
                 (your fund acct. no.)

THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER.



PRICE OF SHARES - Purchases of shares are made at the offering price next determined after the purchase order is received by the fund or American Funds Service Company; this offering price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers, accepted by the Principal Underwriter prior to its close of business. In case of orders sent directly to the fund or American Funds Service Company, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase orders to the Principal Underwriter. Orders received by the investment dealer, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper are not always indicative of prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price.

     The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily at the close of regular trading (currently 4:00 p.m., New York Time) each day the New York Stock Exchange is open. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The net asset value per share is determined as follows:

 1. Municipal bonds and notes with more than 60 days remaining to maturity normally are valued at prices which are obtained from a national municipal bond pricing service. The pricing service takes into account various factors such as quality, yield and maturity of municipal bonds comparable to those held by each fund, as well as actual bid and asked prices on a particular day. Other securities with remaining maturities in excess of 60 days, including securities for which pricing service values are not available, are normally valued at the mean of their quoted bid and asked prices.

 All securities with 60 days or less to maturity are amortized to maturity based on their cost to the fund if acquired within 60 days of maturity or, if already held by the fund on the 60th day, based on the value determined on the 61st day. The maturities of variable or floating rate instruments, or instruments with the right to sell them at par to the issuer or dealer, are deemed to be the time remaining until the next interest adjustment date or until they can be redeemed at par.

 When market prices or market quotations are not readily available, securities are valued at fair value as determined in good faith under policies approved by the Board of Trustees. The fair value of all other assets is added to the value of securities to arrive at the total assets;

 2. There are deducted from the total assets, thus determined, the liabilities, including accruals of taxes and other expense items; and

 3. The net assets so obtained are then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearer cent, is the net asset value per share.

 Any purchase order may be rejected by the Principal Underwriter or by the Trust. The Trust will not knowingly sell fund shares (other than for the reinvestment of dividends or capital gain distributions) directly or indirectly or through a unit investment trust to any other investment company, person or entity, where, after the sale, such investment company, person, or entity would own beneficially directly, indirectly, or through a unit investment trust more than 4.5% of the outstanding shares of the fund without the consent of a majority of the Board of Trustees.

INVESTMENT MINIMUMS AND FUND NUMBERS - Here are the minimum initial investments required by the funds in The American Funds Group along with fund numbers for use with our automated phone line, American FundsLineR (see description below):

FUND                                         MINIMUM                 FUND
                                             INITIAL                 NUMBER
                                             INVESTMENT

STOCK AND STOCK/BOND FUNDS

AMCAP FundR                                                          02
                                             $1,000

American Balanced FundR                                              11
                                             500

American Mutual FundR                                                03
                                             250

Capital Income BuilderR                                              12
                                             1,000

Capital World Growth and Income Fund$                                33
                                             1,000

EuroPacific Growth FundR                                             16
                                             250

Fundamental Investors$                                               10
                                             250

The Growth Fund of AmericaR                                          05
                                             1,000

The Income Fund of AmericaR                                          06
                                             1,000

The Investment Company of AmericaR                                   04
                                             250

The New Economy FundR                                                14
                                             1,000

New Perspective FundR                                                07
                                             250

SMALLCAP World FundR                                                 35
                                             1,000

Washington Mutual Investors Fund$                                    01
                                             250

BOND FUNDS

American High-Income Municipal Bond FundR                            40
                                             1,000

American High-Income Trust$                                          21
                                             1,000

The Bond Fund of America$                                            08
                                             1,000

Capital World Bond FundR                                             31
                                             1,000

Intermediate Bond Fund of America$                                   23
                                             1,000

Limited Term Tax-Exempt Bond Fund of America$                            43
                                             1,000

The Tax-Exempt Bond Fund of AmericaR                                 19
                                             1,000

The Tax-Exempt Fund of CaliforniaR*                                  20
                                             1,000

The Tax-Exempt Fund of MarylandR*                                    24
                                             1,000

The Tax-Exempt Fund of VirginiaR*                                    25
                                             1,000

U.S. Government Securities Fund$                                     22
                                             1,000

MONEY MARKET FUNDS

The Cash Management Trust of AmericaR                                09
                                             2,500

The Tax-Exempt Money Fund of America$                                39
                                             2,500

The U.S. Treasury Money Fund of America$                             49
                                             2,500

___________
*Available only in certain states.



For retirement plan investments, the minimum is $250, except that the money market funds have a minimum of $1,000 for individual retirement accounts
(IRAs). Minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. TAX-EXEMPT FUNDS SHOULD NOT SERVE AS RETIREMENT PLAN INVESTMENTS. The minimum is $50 for additional investments (except as noted above).
SALES CHARGES- The sales charges you pay when purchasing the stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Investment Minimums and Fund Numbers" for a listing of the funds.)

AMOUNT OF PURCHASE               SALES CHARGE AS                    DEALER
AT THE OFFERING PRICE            PERCENTAGE OF THE:                    CONCESSION
                                                                   AS PERCENTAGE
                                                                   OF THE
                                                                   OFFERING
                                                                   PRICE

                                 NET AMOUNT       OFFERING
                                 INVESTED         PRICE

STOCK AND STOCK/BOND FUNDS

Less than $50,000........................................
                                 6.10%            5.75%            5.00%

$50,000 but less than $100,000..................
                                 4.71             4.50             3.75

BOND FUNDS

Less than $25,000.......................................
                                 4.99             4.75             4.00

$25,000 but less than $50,000....................
                                 4.71             4.50             3.75

$50,000 but less than $100,000..................
   7                              4.17             4.00             3.25

STOCK, STOCK/BOND, AND BOND FUNDS

$100,000 but less than $250,000...............
                                 3.63             3.50             2.75

$250,000 but less than $500,000...............
                                 2.56             2.50             2.00

$500,000 but less than $1,000,000............
                                 2.04             2.00             1.60

$1,000,000 or more.....................................                                     (see below)
                                 none             none             DEALER COMMISSIONS -  Commissions of up to 1% will be paid to dealers who initiate and are responsible for
                                                                   purchases of $1 million or more, for purchases by any
employer-sponsored 403(b) plan or purchases by any
                                                                   defined contribution plan qualified under Section 401(a) of the
Internal Revenue Code including a "401(k)"
                                                                   plan with 200 or more eligible employees, and for purchases made at net asset value by certain retirement
                                                                   plans of organizations with collective retirement plan assets of
$50 million or more:  1.00% on amounts of $1
                                                                   million to $2 million, 0.80% on amounts over $2 million to $3 million, 0.50% on amounts over $3 million to $50
                                                                   million, 0.25% on amounts over $50 million to $100 million, and
0.15% on amounts over $100 million.  The
                                                                   level of dealer commissions will be determined based on sales made over a 12-month period commencing
                                                                   from the date of the first sale at net asset value.


American Funds Distributors, at its expense (from a designated percentage of its income), will, during calendar year 1998, provide additional compensation to dealers. Currently these payments are limited to the top one hundred dealers who have sold shares of the fund or other funds in The American Funds Group. These payments will be based on a pro rata share of a qualifying dealer's sales. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments.
Any employer-sponsored 403(b) plan or defined contribution plan qualified under
Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 200 or more eligible employees or any other purchaser investing at least $1 million in shares of the fund (or in combination with shares of other funds in The American Funds Group other than the money market funds) may purchase shares at net asset value; however, a contingent deferred sales charge of 1% is imposed on certain redemptions made within twelve months of the purchase. (See "Redeeming Shares--Contingent Deferred Sales Charge.") Investments by retirement plans, foundations or endowments with $50 million or more in assets may be made with no sales charge and are not subject to a contingent deferred sales charge.

Qualified dealers currently are paid a continuing service fee not to exceed 0.25% of average net assets (0.15% in the case of the money market funds) annually in order to promote selling efforts and to compensate them for providing certain services. These services include processing purchase and redemption transactions, establishing shareholder accounts and providing certain information and assistance with respect to the fund.

NET ASSET VALUE PURCHASES - The stock, stock/bond and bond funds may sell shares at net asset value with no contingent deferred sales charge to: (1) current or retired directors, trustees, officers and advisory board members of the funds managed or advised by Capital Research and Management Company, employees of Washington Management Corporation, employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;
(2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with American Funds Distributors (or who clear transactions through such dealers) and plans for such persons or the dealers; (3) companies exchanging securities with the fund through a merger, acquisition or exchange offer; (4) trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with retirement plan assets of $50 million or more; (5) insurance company separate accounts; (6) accounts managed by subsidiaries of The Capital Group Companies, Inc.; and (7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation. Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

STATEMENT OF INTENTION - The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more made within a 13-month period subject to a statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount. When a shareholder elects to utilize a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. If the difference is not paid within 45 days after written request by the Principal Underwriter or the securities dealer, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding. The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases. Existing holdings eligible for rights of accumulation (see the prospectus and account application) may be credited toward satisfying the Statement. During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement.
In the case of purchase orders by the trustees of certain retirement plans by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: The regular monthly payroll deduction investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments previously made during the 13-month period.

Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own account(s), which may include purchases through employee benefit plan(s) such as an IRA, individual-type 403(b) plan or single-participant Keogh-type plan or by a business solely controlled by these individuals (for example, the individuals own the entire business) or by a trust (or other fiduciary arrangement) solely for the benefit of these individuals. Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are (1) for a single trust estate or fiduciary account, including an employee benefit plan other than those described above, or (2) made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the Investment Company Act of 1940, again excluding employee benefit plans described above, or (3) for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares. Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

                                REDEEMING SHARES

By writing to American Funds Service Company (at the appropriate address indicated under "Fund Organization and Management -
Principal Underwriter and Transfer Agent" in the    Send a letter of instruction specifying the name of the fund, the number of shares or dollar amount to be sold, your name and account number.  You should also enclose any share certificates you wish to redeem.  For redemptions over $50,000 and for certain redemptions of $50,000 or less (see below), your signature must be guaranteed by a bank, savings association, credit union, or
prospectus)               member firm of a domestic stock exchange or the National Association of Securities Dealers, Inc. that is an eligible guarantor institution.  You should verify with the institution that it is an eligible guarantor prior to signing.
Additional documentation may be required for redemption of shares held in corporate, partnership or fiduciary accounts.
Notarization by a Notary Public is not an
                          acceptable signature guarantee.

By contacting your investment dealer   If you redeem shares through your investment dealer, you may be charged for this service.
SHARES HELD FOR YOU IN YOUR INVESTMENT DEALER'S STREET NAME MUST BE REDEEMED THROUGH THE DEALER.

You may have a redemption   You may use this option, provided the account is registered in the name of an individual(s), a UGMA/UTMA custodian, or a non-retirement plan trust.  These redemptions may not exceed $50,000 per shareholder, per day account and the check must be made payable to the shareholder(s) of record and be sent to the address of record provided the address has been used with the account
check sent to you by using   for at least 10 days.  See "Fund Organization and Management - Principal Underwriter and Transfer
Agent" in the prospectus and "Exchange Privilege" below for the appropriate telephone or fax number.
American FundsLineR or by
telephoning, faxing, or
telegraphing American Funds Service Company (subject to the conditions noted in this section and in "Telephone Purchases, Sales and
Exchanges" in the prospectus)

In the case of the money   Upon request (use the account application for the money market funds) you may establish telephone redemption privileges (which will enable you to have a redemption sent to your bank account) and/or check writing privileges.  If you request check writing privileges, you will be provided with checks that you may use to draw against your account.  These checks may be made payable to
market funds, you may have   anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card.
redemptions wired to your
bank by telephoning American Funds Service Company ($1,000 or more) or by writing a check ($250 or more)




A SIGNATURE GUARANTEE IS NOT CURRENTLY REQUIRED FOR ANY REDEMPTION OF $50,000 OR LESS PROVIDED THE REDEMPTION CHECK IS MADE PAYABLE TO THE REGISTERED SHAREHOLDER(S) AND IS MAILED TO THE ADDRESS OF RECORD, PROVIDED THE ADDRESS HAS BEEN USED WITH THE ACCOUNT FOR AT LEAST 10 DAYS.

CONTINGENT DEFERRED SALES CHARGE - A contingent deferred sales charge of 1% applies to certain redemptions made within twelve months of purchase on investments of $1 million or more and on any investment made with no initial sales charge by any employer-sponsored 403(b) plan or defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 200 or more eligible employees. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held for the longest period are assumed to be redeemed first for purposes of calculating this charge. The charge is waived for exchanges (except if shares acquired by exchange were then redeemed within 12 months of the initial purchase); for distributions from qualified retirement plans and other employee benefit plans; for redemptions resulting from participant-directed switches among investment options within a participant-directed employer-sponsored retirement plan; for distributions from 403(b) plans or IRAs due to death, disability or attainment of age 59$; for tax-free returns of excess contributions to IRAs; for redemptions through certain automatic withdrawals not exceeding 10% of the amount that would otherwise be subject to the charge; and for redemptions in connection with loans made by qualified retirement plans.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

AUTOMATIC INVESTMENT PLAN - The automatic investment plan enables shareholders to make regular investments monthly or quarterly in shares through automatic charges to their bank accounts. With shareholder authorization and bank approval, the Transfer Agent will automatically charge the bank account for the amount specified ($50 minimum), which will be automatically invested in shares at the offering price on or about the dates you select. Bank accounts will be charged on the day or a few days before investments are credited, depending on the bank's capabilities, and shareholders will receive a confirmation statement at least quarterly. Participation in the plan will begin within 30 days after receipt of the account application. If the shareholder's bank account cannot be charged due to insufficient funds, a stop-payment order or closing of the account, the plan may be terminated and the related investment reversed. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.

AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares at no sales charge unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, American Funds Service Company or your investment dealer.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - A shareholder in one fund may elect to cross-reinvest dividends or dividends and capital gain distributions paid by that fund (the paying fund) into any other fund in The American Funds Group (the receiving fund) subject to the following conditions:
(i) the aggregate value of the shareholder's account(s) in the paying fund(s) must equal or exceed $5,000 (this condition is waived if the value of the account in the receiving fund equals or exceeds that fund's minimum initial investment requirement), (ii) as long as the value of the account in the receiving fund is below that fund's minimum initial investment requirement, dividends and capital gain distributions paid by the receiving fund must be automatically reinvested in the receiving fund, and (iii) if this privilege is discontinued with respect to a particular receiving fund, the value of the account in that fund must equal or exceed the fund's minimum initial investment requirement or the fund shall have the right, if the shareholder fails to increase the value of the account to such minimum within 90 days after being notified of the deficiency, automatically to redeem the account and send the proceeds to the shareholder. These cross-reinvestments of dividends and capital gain distributions will be at net asset value (without sales charge).

EXCHANGE PRIVILEGE - You may exchange shares into other funds in The American Funds Group. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.
You may exchange shares by writing to American Funds Service Company (see "Redeeming Shares"), by contacting your investment dealer, by using American FundsLineR (see "American FundsLineR" below), or by telephoning 800/421-0180 toll-free, faxing (see "Principal Underwriter and Transfer Agent" in the prospectus for the appropriate fax numbers) or telegraphing American Funds Service Company. (See "Telephone Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Guardian Trust Company serves as trustee may not be exchanged by telephone, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Purchase of Shares--Price of Shares.") THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.

AUTOMATIC EXCHANGES - You may automatically exchange shares (in amounts of $50 or more) among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate. You must either meet the minimum initial investment requirement for the receiving fund OR the originating fund's balance must be at least $5,000 and the receiving fund's minimum must be met within one year.

AUTOMATIC WITHDRAWALS - Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments and dividend reinvestments, will be reflected on regular confirmation statements from American Funds Service Company. Purchases through automatic investment plans and certain retirement plans will be confirmed at least quarterly.

AMERICAN FUNDSLINER - You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $50,000 per shareholder, per day), or exchange shares around the clock with American FundsLineR. To use this service, call 800/325-3590 from a TouchTonet telephone. Redemptions and exchanges through American FundsLineR are subject to the conditions noted above and in "Telephone Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares--Investment Minimums and Fund Numbers"), personal identification number (the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

TELEPHONE REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLineR), fax or telegraph redemption and/or exchange options, you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds advised or managed by such affiliates, the fund's Business Manager and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing American Funds Service Company (you may also reinstate them at any time by writing American Funds Service Company). If American Funds Service Company does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

Orders for the fund's portfolio securities transactions are placed by the Investment Adviser. There are occasions on which portfolio transactions for the Trust may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the Trust, they are effected only when the Investment Adviser believes that to do so is in the interest of the Trust.
When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.

Substantially all portfolio transactions are effected on a principal basis and ordinarily include a mark-up or mark-down, but no stated commission. Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, for the fiscal year ended July 31, 1997 equaled $26,000 for the Maryland Fund and $40,000 for the Virginia Fund, respectively.

Johnston, Lemon & Co. Incorporated, which together with the Business Manager is wholly owned by The Johnston-Lemon Group, Incorporated, may serve as broker for the fund in effecting certain portfolio transactions, and may retain commissions, in accordance with certain regulations of the Securities and Exchange Commission.

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the Trust, including proceeds from the sale of shares of the Trust and of securities in the Trust's portfolio, are held by The Chase Manhattan Bank,Three Metrotech Center, Brooklyn, NY 11245, as Custodian.

TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the record of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related
shareholder service functions.    American Funds Service Company was paid a fee
of $31,000 and $35,000, for the Maryland Fund and the Virginia Fund, respectively, for the fiscal year ended July 31, 1997.

INDEPENDENT ACCOUNTANTS - Price Waterhouse LLP, 400 South Hope Street, Los Angeles, CA 90071, has served as the Trust's independent accountants since its inception, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The Financial Statements included in this Statement of Additional Information have been so included in reliance on the report of Price Waterhouse LLP given on the authority of that firm as experts in accounting and auditing.

REPORTS TO SHAREHOLDERS - The Trust's fiscal year ends on July 31. Shareholders are provided, at least semiannually, with reports showing the investment portfolio and financial statements audited annually by the Trust's independent accountants, Price Waterhouse LLP, whose selection is determined annually by the Trustees.

PERSONAL INVESTING POLICY - Capital Research and Management Company and its affiliated companies have adopted a personal investing policy consistent with Investment Company Institute guidelines. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; disclosure of personal holdings by certain investment personnel prior to recommendation for purchase for the fund; blackout periods for personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.
The financial statements including the investment portfolio and the report of Independent Accountants contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND
MAXIMUM OFFERING PRICE PER SHARE -- JULY 31, 1997

                                               THE TAX-EXEMPT FUND OF Maryland   THE TAX-EXEMPT FUND OF VIRGINIA

Net asset value and redemption price per share   $16.02           $16.37
(Net assets divided by shares outstanding)

Maximum Offering price per share (100/95.25 of   $16.82           $17.19
net asset value per share, which takes into
account the fund's current maximum sales charge)


SHAREHOLDER AND TRUSTEE RESPONSIBILITY - Under the laws of certain states, including Massachusetts, where the Trust was organized, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of the disclaimer may be given in any agreement, obligation, or instrument which is entered into or executed by the Trust or Trustees. The Declaration of Trust provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the Trust and also provides for the Trust to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

Under the Declaration of Trust, the Trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. The Trust will provide indemnification to its Trustees and officers as authorized by its By-Laws and by the 1940 Act and the rules and regulations thereunder.

SHAREHOLDER VOTING RIGHTS - As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. At that time, the Trustees then in office will call a shareholders' meeting for the election of Trustees. The Trustees must call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested to do so by the record holders of 10% of the outstanding shares of the Trust. At such a meeting, a Trustee may be removed after the holders of record of not less than a majority of the outstanding shares of the Trust have declared that the Trustee be removed either by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. The shares do not have cumulative voting rights, which means that the holders of a majority of the shares of the Trust voting for the election of Trustees can elect all the Trustees. No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except that amendments to change the name of the Trust, to correct any ambiguous, defective or inconsistent provision of, or to supply any omission to, the Declaration of Trust, to establish new funds, or to reduce or eliminate the payment of taxes by the Trust may be made by the Trustees without the vote or consent of Shareholders. If not terminated by the vote or written consent of a majority of the outstanding shares, the Trust will continue indefinitely.

The fund currently issues shares in two series and the Board of Trustees may establish additional series of shares in the future. Each "series" of shares represents interests in a separate portfolio and has its own investment objective and policies. When more than one series of shares is outstanding, shares of all series will vote together for a single set of Trustees, and on other matters affecting the entire Trust, with each share entitled to a single vote. On matters affecting only one series, only the shareholders of that series shall be entitled to vote. On matters relating to more than one series but affecting the series differently, separate votes by series are required.

                               INVESTMENT RESULTS

The Maryland Fund yield is 4.20% and the Virginia Fund yield is 4.11% based on a 30-day (or one month) period ended July 31, 1997, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

YIELD = 2[((a-b/cd) + 1)/6/ -1]

Where:    a =dividends and interest earned during the period.
          b =expenses accrued for the period (net of reimbursements).
          c =the average daily number of shares outstanding during the period that were entitled to receive dividends.
         d =the maximum offering price per share on the last day of the period.

The fund may also calculate a tax equivalent yield based on a 30-day (or one month) period ended no later than the date of the most recent balance sheet included in the registration statement, computed by dividing that portion of the yield (as computed by the formula stated above) which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield that is not tax-exempt. The Maryland Fund's tax-equivalent yield based on the maximum combined effective federal/state/county tax rate of 44.1% for the 30-day (or one month) period ended July 31, 1997 was 7.51%. For the Virginia Fund investors with the maximum combined effective federal/state tax rate of 43.1%, the tax-equivalent yield was 7.22% for the period ended July 31, 1997.

The Maryland Fund average annual total return for the one-year, five-year and ten-year periods ending on July 31, 1997 was +4.30%, +5.32% and +7.07%, respectively. The Virginia Fund average annual total return for the same time periods was +3.90%, +5.18% and +7.01%, respectively. The average annual total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission:
                                                         P(1+T)/n/ = ERV.

The following assumptions will be reflected in computations made in accordance with the formula stated above: (1) deduction of the maximum sales load of 4.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. The fund will calculate total return for ten-year periods after such a period has elapsed. In addition, the fund will provide lifetime average total return figures.

The funds may also calculate distribution rates on a taxable and tax equivalent basis. The distribution rates are computed by annualizing the current month's dividend and dividing by the average net asset value or maximum offering price for the month. The distribution rates may differ from the yields.

           SEE THE DIFFERENCE TIME CAN MAKE IN AN INVESTMENT PROGRAM
        ....and taken all
        distributions in shares,
If you had invested      your investment would
$10,000 in the fund      have been worth this
this many years ago...      much at July 31, 19976

Number of Years   Periods                  Maryland Value**     Virginia Value**
                 8/1-7/31

1                1996-1997                $10,430              $10,390

2                1995-1997                11,055               10,958

3                  1994-1997              11,889               11,790

4                1993-1997                12,063               11,992

5                1992-1997                12,956               12,870

6                1991-1997                14,608               14,510

7                1990-1997                15,696               15,680

8                1989-1997                16,530               16,592

9                1988-1997                18,482               18,525

10               1987-1997                19,804               19,688

11               8/14/86-1997             19,634               20,247




    ILLUSTRATION OF A $10,000 INVESTMENT IN THE TAX-EXEMPT FUND OF MARYLAND WITH DIVIDENDS REINVESTED
(For the lifetime of the fund August 14, 1986 - July 31, 19976)

                                 COST OF SHARES
              VALUE OF SHARES**

Fiscal     Annual     Dividends    Total       From        From        From        Total
Year End   Dividends   (cumulative)   Investment    Initial     Capital     Dividends   Value
July 31                            Cost        Investment   Gains       Reinvested
                                                           Reinvested

1987*      $ 493      $  493       $ 10,493    $  8,973    $0          $  471      $ 9,444

1988       617        1,110        11,110      9,020       1           1,101       10,122

1989       653        1,763        11,763      9,480       1           1,832       11,313

1990       681        2,444        12,444      9,413       1           2,504       11,918

1991       736        3,180        13,180      9,527       1           3,276       12,804

1992       764        3,944        13,944      10,147      1           4,285       14,433

1993       765        4,709        14,709      10,353      1           5,154       15,508

1994       773        5,482        15,482      10,000      1           5,727       15,728

1995       860        6,342        16,342      10,193      1           6,726       16,920

1996       901        7,243        17,243      10,260      1           7,666       17,927

1997       945        8,188        18,188      10,680       1          8,953       19,634



ILLUSTRATION OF A $10,000 INVESTMENT IN THE TAX-EXEMPT FUND OF VIRGINIA WITH DIVIDENDS REINVESTED
(For the lifetime of the fund August 14, 1986 - July 31, 1997)
                                COST OF SHARES
             VALUE OF SHARES**

Fiscal     Annual     Dividends    Total       From        From Capital   From         Total
Year End   Dividends   (cumulative)   Investment    Initial     Gains        Dividends    Value
July 31                            Cost        Investment   Reinvested   Reinvestment

1987*      $  545     $  545       $  10,545   $ 9,273     $0           $ 525        $ 9,798

1988       640        1,185        11,185      9,240       1            1,171        10,412

1989       671        1,856        11,856      9,700       1            1,919        11,620

1990       716        2,572        12,572      9,667       1            2,634        12,302

1991       760        3,332        13,332      9,833       1            3,454        13,288

1992       791        4,123        14,123      10,480      1            4,508        14,989

1993       800        4,923        14,923      10,673      1            5,407        16,081

1994       826        5,749        15,749      10,327      1            6,032        16,360

1995       892        6,641        16,641      10,527      1            7,069        17,597

1996       928        7,569        17,569      10,513      63           7,982        18,558

1997       955        8,524        18,524      10,913      65           9,269        20,247


 * From inception on August 14, 1986.
** Results assume deduction of the maximum sales charge of 4.75% from the initial purchase payment.

EXPERIENCE OF INVESTMENT ADVISER - Capital Research and Management Company manages nine common stock funds that are at least 10 years old. In all of the 10-year periods during which those funds were managed by Capital Research and Management Company since January 1, 1967 (127 in all), those funds have had better total returns than the Standard and Poor's 500 Composite Stock Index in 91 of the 127 periods.

 Note that past results are not an indication of future investment results. Also, the fund has different investment policies than the funds mentioned above. These results are included solely for the purpose of informing investors about the experience and history of Capital Research and Management Company, the fund's Investment Adviser.

 The fund may also refer to results compiled by organizations such as CDA Investment Technologies, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc. and Wiesenberger Investment Companies Services and the U.S. Department of Commerce. Additionally, the fund may, from time to time, refer to results published in various newspapers or periodicals, including "Barrons", Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and "The Wall Street Journal."

                   DESCRIPTION OF RATINGS FOR DEBT SECURITIES

     The ratings of Moody's Investors Service, Inc. and Standard & Poor's Corporation represent their opinions as to the quality of the municipal bonds which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields, while municipal bonds of the same maturity and coupon with different ratings may have the same yield.

     Moody's Investors Service, Inc. rates the long-term debt securities issued by various entities from "Aaa" to "C." Moody's applies the numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Ratings are described as follows:

BONDS --

  "Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."

  "Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities."

  "Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."

  "Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."

  "Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class."

  "Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."

  "Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest."

  "Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or having other marked shortcomings."

  "Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing."

NOTES --

  "The MIG 1 designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing."
"The MIG 2 designation denotes high quality. Margins of protection are ample although not as large as in the preceding group."

COMMERCIAL PAPER --

  "Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

  -- Leading market positions in well established industries.
  --  High rates of return on funds employed.
  -- Conservative capitalization structures with moderate reliance on debt and ample asset protection.
 -- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
  -- Well established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while appropriate, maybe more affected by external conditions. Ample alternate liquidity is maintained."

     Standard & Poor's Corporation rates the long-term securities debt of various entities in categories ranging from "AAA" to "D" according to quality. The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Ratings are described as follows:

BONDS --

  "Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong."

  "Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree."

  "Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories."

  "Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories."

  "BB, B, CCC, CC, C -- Regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C The highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions."

  "The rating 'C1' is reserved for income bonds on which no interest is being paid."

  "Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized."

NOTES --

  "The SP-1 rating denotes a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation."

  "The SP-2 rating denotes a satisfactory capacity to pay principal and interest."

COMMERCIAL PAPER --

  "The A-1 designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+)designation.

  The A-2 designation indicates a capacity for timely payment on issues so designated is strong; however, the relative degree of safety is not as high as for issues designated A-1."


                                     PART C
                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(A)  FINANCIAL STATEMENTS:

Included in Prospectus - Part A
 Financial Highlights

Included in Statement of Additional Information - Part B
    **TO BE PROVIDED BY AMENDMENT**

 Investment Portfolio
 Statement of Assets and Liabilities
 Statement of Operations
 Statement of Changes in Net Assets
 Notes to Financial Statements
 Selected Per-Share Data and Ratios
 Report of Independent Accountants

(B) EXHIBITS:
  1. On file (see SEC file nos. 811-4653 and 33-5270)
  2. On file (see SEC file nos. 811-4653 and 33-5270)
  3. None.
  4. On file (see SEC file nos. 811-4653 and 33-5270)
  5. On file (see SEC file nos. 811-4653 and 33-5270)
  6. On file (see SEC file nos. 811-4653 and 33-5270)
  7. None.
  8. On file (see SEC file nos. 811-4653 and 33-5270)
  9. On file (see SEC file nos. 811-4653 and 33-5270)
 10. Not applicable to this filing.
 11. Consent of Independent Accountants. (To be provided by amendment)
 12. None.
 13. On file (see SEC file nos. 811-4653 and 33-5270)
 14. None.
 15. On file (see SEC file nos. 811-4653 and 33-5270)
 16. Updates to previously filed schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 (see SEC file nos. 811-4653 and 33-5270).
 17. EX-27 Financial Data Schedule (To be provided by amendment)

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

None.





ITEM 26. NUMBER OF HOLDERS OF SECURITIES.

  As of July 31, 1997.
       Number of
   Title of Class   Record-Holders
   Shares of Beneficial   MD 1,922
   Interest (no par value) VA 2,228

ITEM 27. INDEMNIFICATION.
 Registrant is a joint-insured under an Investment Advisor/Mutual Fund Errors and Omissions Policy written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company, and ICI Mutual which insures its officers and trustees against certain liabilities.
  Article VI of the Trust's By-Laws states:
 (a) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person reasonably believed to be opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person's conduct was unlawful.
    (b) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of such person's duty to the Trust unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case,

ITEM 27. INDEMNIFICATION (CONT.)
such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.
 (c) To the extent that a Trustee or officer of the Trust has been successful on the merits in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).
 (d) Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper under the standard of conduct set forth in subparagraph (a) or (b). Such determination shall be made (i) by the Board by a majority vote of a quorum consisting of Trustees who were not parties to such action, suit or proceeding, and are disinterested Trustees or (ii) if such a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion.
 (e) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking and security by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein.
 (f) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.
 (g) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such person.
 (h) Nothing in the Declaration of Trust or in these By-Laws shall be deemed to protect any Trustee, officer, distributor, investment adviser or controlling shareholder of the Trust against any liability to the Trust or to its shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.
 (i) The Trust shall have power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any person in contravention of any rule or regulation of the Securities and Exchange Commission. Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein. Such determination must be made by disinterested Trustees or independent legal counsel.
  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer of controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer of controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.
  None.
ITEM 29. PRINCIPAL UNDERWRITERS.

 (a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(b)      (1)                            (2)                        (3)

       NAME AND PRINCIPAL              POSITIONS AND OFFICES       POSITIONS AND OFFICES

       BUSINESS ADDRESS                  WITH UNDERWRITER           WITH REGISTRANT



       David A. Abzug                  Assistant Vice              None
        4433 Leydon Avenue             President
        Woodland Hills, CA 91364



       John A. Agar                    Regional Vice President     None
       1501 N. University Drive, Suite 227A
       Little Rock, AR 72207

       Robert B. Aprison               Vice President              None
        2983 Bryn Wood Drive
        Madison, WI 53711



S      Richard Armstrong               Assistant Vice President    None



L      William W. Bagnard              Vice President              None



       Steven L. Barnes                Senior Vice President       None
        8000 Town Line Avenue South
        Suite 204
        Minneapolis, MN 55438



       Michelle A. Bergeron            Vice President              None
        4160 Gateswalk Drive
        Smyrna, GA 30080



       Joseph T. Blair                 Senior Vice President       None
        27 Drumlin Road
        West Simsbury, CT 06092



       John A. Blanchard               Regional Vice President     None
       6421 Aberdeen Road
       Mission Hills, KS 66208

       Ian B. Bodell                   Senior Vice President       None
        Three Maryland Farms
        Suite 110
       Brentwood, TN 37027



       Michael L. Brethower            Vice President              None
        108 Hagen Court
        Georgetown, TX 78628



       C. Alan Brown                   Regional Vice President     None
        4129 Laclede Avenue
        St. Louis, MO  63108



L      Daniel C. Brown                 Senior Vice President       None

H      J. Peter Burns                  Vice President              None



       Brian C. Casey                  Regional Vice President     None
        9508 Cable Drive
        Kensington, MD  20895



       Victor C. Cassato               Vice President              None
        609 W. Littleton Blvd., Suite 310
        Littleton, CO  80120



       Christopher J. Cassin           Senior Vice President       None
        111 W. Chicago Avenue, Suite G3
        Hinsdale, IL 60521



       Denise M. Cassin                Regional Vice President     None
        1301 Stoney Creek Drive
        San Ramon, CA 94538

L      Larry P. Clemmensen             Director                    None



L      Kevin G. Clifford               Director, Senior Vice President   None



       Ruth M. Collier                 Vice President              None
        145 West 67th Street, 12K
        New York, NY  10023



       Thomas E. Cournoyer             Vice President              None
        2333 Granada Boulevard
        Coral Gables, FL  33134



       Douglas A. Critchell            Vice President              None
        4116 Woodbine St.
       Chevy Chase, MD 20815



L      Carl D. Cutting                 Vice President              None

       Dan J. Delianedis               Regional Vice President     None
        8689 Braxton Drive
        Eden Prairie, MN 55346



       Michael A. Dilella              Vice President              None
        P.O. Box 661
        Ramsey, NJ  07446



       G. Michael Dill                 Senior Vice President       None
        505 E. Mail Street
        Jenks, OK 74037



       Kirk D. Dodge                   Regional Vice President     None
        3034 Parkridge Drive
        Ann Arbor, MI  48103



       Peter J. Doran                  Senior Vice President       None
        1205 Franklin Avenue
        Garden City, NY 11530



L      Michael J. Downer               Secretary                   None



       Robert W. Durbin                Vice President              None
        74 Sunny Lane
        Tiffin, OH 44883



I      Lloyd G. Edwards                Vice President              None



L      Paul H. Fieberg                 Senior Vice President       None



       John Fodor                      Regional Vice President     None
        15 Latisquama Road
       Southborough, MA 01722



L      Mark P. Freeman, Jr.            President and Director      None



       Clyde E. Gardner                Vice President              None
        Route 2, Box 3162
        Osage Beach, MO 65065



B      Evelyn K. Glassford             Vice President              None



       Jeffrey J. Greiner              Regional Vice President     None
        12210 Taylor Road
        Plain City, OH  43064



       David E. Harper                 Vice President              None
        R.D. 1, Box 210, Rte. 519
        Frenchtown, NJ 08825



       Ronald R. Hulsey                Regional Vice President     None
        6744 Avalon
        Dallas, TX 75214



       Robert S. Irish                 Regional Vice President     None
        1225 Vista Del Mar Drive
        Delray Beach, FL 33483



L      Robert L. Johansen              Vice President and Controller   None



       Michael J. Johnston             Chairman of the Board       None
       630 Fifth Ave., 36th Floor
       New York, NY 10111-0121

       V. John Kriss                   Senior Vice President       None
       P.O. Box 274
       Surfside, CA 90743

       Arthur J. Levine                Vice President              None
        12558 Highlands Place
        Fishers, IN 46038



B      Karl A. Lewis                   Assistant Vice President    None



       T. Blake Liberty                Regional Vice President     None
        1940 Blake St., Suite 303
        Denver, CO 80202



L      Lorin E. Liesy                  Assistant Vice President    None



L      Susan G. Lindgren               Vice President - Institutional   None
                                       Investment Services Division



L      Stella Lopez                    Vice President              None



LW     Robert W. Lovelace              Director                    Vice President



       Steve A. Malbasa                Regional Vice President     None
        13405 Lake Shore Blvd.
        Cleveland, OH  44110



       Steven M. Markel                Vice President              None
        5241 South Race Street
        Littleton, CO 90121



L      John C. Massar                  Director, Senior Vice President   None



L      E. Lee McClennahan              Senior Vice President       None



S      John V. McLaughlin              Senior Vice President       None

       Terry W. McNabb                 Vice President              None
        2002 Barrett Station Road
        St. Louis, MO 63131



L      R. William Melinat              Vice President - Institutional   None
                                       Investment Services Division

       David R. Murray                 Vice President              None
        25701 S.E. 32nd Place
        Issaquah, WA 98027



       Stephen S. Nelson               Vice President              None
        P.O. Box 470528
        Charlotte, NC 28247-0528



       William E. Noe                  Regional Vice President     None
       304 River Oaks Road
       Brentwood, TN 37027

       Peter A. Nyhus                  Regional Vice President     None
       3084 Wilds Ridge Court
       Prior Lake, MN 55372



       Eric P. Olson                   Regional Vice President     None
       62 Park Drive
       Glenview, IL 60025



       Fredric Phillips                Regional Vice President     None
        32 Ridge Avenue
        Newton Centre, MA  02159



B      Candance D. Pilgrim             Assistant Vice President    None



       Carl S. Platou                  Regional Vice President     None
       4021 96th Avenue, SE
       Mercer Island, WA 98040



L      John O. Post, Jr.               Vice President              None



       Steven J. Reitman               Vice President              None
        212 The Lane
        Hinsdale, IL  60521



       Brian A. Roberts                Regional Vice President     None
        P.O. Box 472245
        Charlotte, NC  28247



       George S. Ross                  Vice President              None
        55 Madison Avenue
        Morristown, NJ 07962



L      Julie D. Roth                   Vice President              None



L      James F. Rothenberg             Director                    None



       Douglas F. Rowe                 Regional Vice President     None
       30309 Oak Tree Drive
       Georgetown, TX 78628



       Christopher Rowey               Regional Vice President     None
       9417 Beverlywood Street
       Los Angeles, CA 90034



       Dean B. Rydquist                Vice President              None
        1080 Bay Pointe Crossing
       Alpharetta, GA 30202



       Richard R. Samson               Vice President              None
        4604 Glencoe, Ave., No. 4
        Marina del Rey, CA 90292

       Joe D. Scarpitti                Regional Vice President     None
       31465 St. Andrews
       Westlake, OH 44145



L      Daniel B. Seivert               Assistant Vice President    None



L      R. Michael Shanahan             Director                    None



       David W. Short                  Director, Senior Vice President   None
        1000 RIDC Plaza, Suite 212
        Pittsburgh, PA  15238



       William P. Simon, Jr.           Vice President              None
        554 Canterbury Lane
        Berwyn, PA 19312



L      John C. Smith                   Vice President -            None
                                       Institutional Investment Services
                                       Division



L      Mary E. Smith                   Assistant Vice President,   None
                                       Institutional Investment Services
                                       Division

       Rodney G. Smith                 Regional Vice President     None
        100 N. Central Exp., Suite 1214
        Richardson, TX 75080



       Nicholas D. Spadaccini          Regional Vice President     None
       855 Markley Woods Way
       Cincinnati, OH 45230



       Daniel S. Spradling             Senior Vice President       None
        #4 West Fourth Avenue, Suite 406
        San Mateo, CA 94402



       Thomas A. Stout                 Regional Vice President     None
        12913 Kendale Lane
       Bowie, MD 20715



       Craig R. Strauser               Regional Vice President     None
        17040 Summer Place
       Lake Oswego, OR 97035



       Francis N. Strazzeri            Regional Vice President     None
       31641 Saddletree Drive
       Westlake Village, CA 91361



L      Drew Taylor                     Assistant Vice President    None



S      James P. Toomey                 Assistant Vice President    None



I      Christopher E. Trede            Assistant Vice President    None



       George F. Truesdail             Vice President              None
        400 Abbotsford Court
        Charlotte, NC 28270



       Scott W. Ursin-Smith            Regional Vice President     None
        60 Reedland Woods Way
        Tiburon, CA 94920



L      David M. Ward                   Assistant Vice President -   None
                                       Institutional Investment Services
                                       Division



       Thomas E. Warren                Regional Vice President     None
        1701 Starling Drive
       Sarasota, FL 34231



L      J. Kelly Webb                   Senior Vice President, Treasurer   None



       Gregory J. Weimer                Vice President             None
        125 Surrey Drive
        Canonsburg, PA  15317



B      Timothy W. Weiss                Director                    None



       N. Dexter Williams              Vice President              None
        25 Whitside Court
        Danville, CA 94526



       Timothy J. Wilson               Regional Vice President     None
       113 Farmview Place
       Venetia, PA  15367



B      Laura L. Wimberly               Assistant Vice President    None



H      Marshall D. Wingo               Director, Senior Vice President   None



L      Robert L. Winston               Director and Senior Vice    None
                                       President



       Laurie B. Wood                  Regional Vice President     None
        3500 West Camino de Urania
        Tucson, AZ 85741



       William R. Yost                 Regional Vice President     None
        9320 Overlook Trail
        Eden Prairie, MN  55347



       Janet M. Young                  Regional Vice President     None
        1616 Vermont
        Houston, TX  77006



       Scott D. Zambon                 Regional Vice President     None
        320 Robinson Drive
        Tustin Ranch, CA 92782


L Business Address, 333 South Hope Street, Los Angeles, CA 90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles
SF Business Address, P.O. Box 7650, San Francisco, CA 94120
B Business Address, 135 South State College Blvd., Brea, CA 92821
I Business Address, 83320 Woodfield Crossing Boulevard, Indianapolis, IN 46240 S Business Address, 8000 IH-10, Suite 1400, San Antonio, TX 78230
H Business Address, 5300 Robin Hood Road, Norfolk, VA  23513


  (c)  None.

      ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

 Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Trust, 1101 Vermont Avenue, N.W., Washington, D.C. 20005, and its investment adviser, Capital Research and Management Company (CRMC), 333 South Hope Street, Los Angeles, CA 90071. Certain accounting records are maintained and kept in the offices of CRMC's fund accounting department, 5300 Robin Hood Road, Norfolk, VA 23513.

 Records covering shareholder accounts are maintained and kept by the transfer agent, American Funds Service Company, 135 South State College Blvd., Brea, CA 92821.
 Records covering portfolio transactions are also maintained and kept by the custodian, The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, New York, 10081.

ITEM 31.  MANAGEMENT SERVICES.
 None.

ITEM 32. UNDERTAKINGS.

 As reflected in the prospectus, the Funds undertake to provide each person to whom a prospectus is delivered with a copy of the Funds' annual report to shareholders, upon request and without charge.

                            SIGNATURE OF REGISTRANT

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, District of Columbia, on the 16th day of September, 1997.

      THE AMERICAN FUNDS TAX-EXEMPT SERIES I
      By
           Harry J. Lister, President

 Pursuant to the requirements of the Securities Act of 1933, this amendment to registration statement has been signed below on September 16, 1997, by the following persons in the capacities indicated.

 SIGNATURE    TITLE

(1) Principal Executive Officer:

     Harry J. Lister   President
(2)  Principal Financial Officer and
     Principal Accounting Officer:

    Howard L. Kitzmiller   Senior Vice President, Secretary and Treasurer
(
3)  Trustees:
    James H. Lemon, Jr.*   Chairman of the Board
    Stephen Hartwell*      Chairman Emeritus and Trustee
    Harry J. Lister*       President and Trustee
    Cyrus A. Ansary*       Trustee
    Jean Head Sisco*       Trustee
    T. Eugene Smith*       Trustee
    Stephen G. Yeonas*     Trustee

*By

  Howard L. Kitzmiller, Attorney-in-Fact

                               POWER OF ATTORNEY
 The undersigned trustee(s) of The American Funds Tax-Exempt Series I, a Massachusetts business trust, does hereby constitute and appoint James H. Lemon, Jr., Harry J. Lister and Howard L. Kitzmiller, or any of them to act as attorneys-in-fact for and in his or her name, place and stead (1) to sign his or her name as a trustee of said Trust to any and all amendments to the Registration Statement of The American Funds Tax-Exempt Series I, File No. 33-5270 under the Securities Act of 1933 as amended, said amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Trust is registered to sell shares, and (2) to deliver any and all such amendments to such Registration Statement, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

 EXECUTED at Washington, D.C., this 18th day of January, 1996.

 THE AMERICAN FUNDS TAX-EXEMPT SERIES I

Cyrus A. Ansary            Harry J. Lister
Frank M. Ewing (Retired)   T. Eugene Smith
Stephen Hartwell           Stephen G. Yeonas
James H. Lemon, Jr.